                                             Semi-Annual Report o April 30, 1998

[LOGO]

                           Large Cap Growth Portfolio

                                                                LARGE CAP STOCKS

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                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS

Letter to Our Shareholders                                                    1
 ...............................................................................
Portfolio Environment and Outlook                                             2
 ...............................................................................
Fund Facts                                                                    3
 ...............................................................................
Portfolio Highlights                                                          4
 ...............................................................................
Fund Performance                                                              5
 ...............................................................................

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

Statement of Assets and Liabilities                                           6
 ...............................................................................
Statement of Operations                                                       7
 ...............................................................................
Statement of Changes in Net Assets                                            8
 ...............................................................................
Financial Highlights                                                          9
 ...............................................................................
Notes to Financial Statements                                                10
 ...............................................................................

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments                                                     13
 ...............................................................................
Statement of Assets and Liabilities                                          15
 ...............................................................................
Statement of Operations                                                      15
 ...............................................................................
Statement of Changes in Net Assets                                           16
 ...............................................................................
Financial Highlights                                                         16
 ...............................................................................
Notes to Financial Statements                                                17
 ...............................................................................

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

This semi-annual report covers the period from November 1, 1997, through April 30, 1998, for the CitiFundsSM Large Cap Growth Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   Overall, the past six months were quite positive for large-capitalization U.S. growth stocks. Despite setbacks in the aftermath of the Asian financial crisis during the fourth quarter of 1997, large-cap growth stocks rebounded strongly in the first four months of 1998. We are pleased to report that CitiFunds Large Cap Growth Portfolio participated in this market sector's gains.

   Among the highlights of the reporting period, your Fund has changed its name to the CitiFunds Large Cap Growth Portfolio. We believe that the new name provides a more accurate description of the Portfolio's holdings. The Portfolio's investment objective and strategy have not changed.

   As you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the Fund.

   On behalf of the Board of Trustees, we want to thank you for your continued participation and confidence in the CitiFunds family of funds.

/s/ Philip W. Coolidge

    Philip W. Coolidge
    President
    May 16, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

The Asian crisis created turmoil in the U.S. stock market when the six-month reporting period began on November 1, 1997. Stock prices fell sharply during the fourth quarter of 1997 when investors became concerned that Asia's financial problems would slow U.S. economic growth. Reduced demand for goods imported from the U.S., together with the beneficial effects of currency devaluations on Asian exports, were expected to erode sales and profits for many large U.S.
companies, especially those with significant exposure to Asian markets.

   However, such a slow-down did not materialize in the first quarter of 1998, and investors appeared to disregard their earlier concerns about the Asian crisis. U.S. stocks resumed their longstanding rally between January and April, driven higher by undiminished demand for financial assets from individuals, institutions and retirement plans. Low interest rates, low inflation and growing corporate profits attracted investments from bonds and money market funds to stocks and equity mutual funds.

   More specifically, large-capitalization growth stocks continued to lead the U.S. market's advance over the past six months, as they have for the past several years. Investors have preferred large growth companies because of the ready liquidity of their shares, as well as these companies' demonstrated ability to grow earnings consistently.

   The Large Cap Growth Portfolio continued to focus on high-quality companies with proven records of consistent earnings growth, strong market positions and talented management teams. Because we became concerned about Asian market events, we had reduced the Portfolio's exposure to the U.S. companies that were most directly affected by the Asian crisis. We focused new investments on large U.S. growth companies that derive their revenues primarily from domestic markets. Of course, some of the Portfolio's holdings were indirectly affected by the Asian crisis, especially during November and December, 1997.

   The Portfolio particularly benefitted over the past six months from its holdings in certain sectors of the stock market. For example, some specialty retailers saw sales and profits rise significantly because consumers became more confident and spent more freely in a sound economy. Many large consumer service companies, such as entertainment conglomerates and leisure providers, also benefitted from consumers' willingness to spend. Financial companies such as banks and brokerage firms profited from lower interest rates and heightened investment activity, both products of the healthy economy.

   On the other hand, we tended to avoid stocks in the volatile portions of the technology industry as well as the energy sector, both of which lagged behind the market averages over the past six months.

   Later in the six-month period, we took profits in some of our most successful stocks. Trimming these positions back to more manageable levels, we redeployed the proceeds primarily in new investments representing a broad array of industries and market sectors. We believe we can manage the risks of the U.S. stock market more effectively by avoiding an over-concentration of assets in any single security and maintaining a broadly diversified portfolio.

   Looking forward, we expect the U.S. economy to remain sound. Moderate economic growth and low inflation should persist as long as the underlying fundamentals remain in place. We expect long-term interest rates to decline modestly in this environment, further reducing many companies' borrowing costs.

   However, we are cautious with regard to the sustainability of the stock market's rally. Because corporate earnings are growing more slowly, we do not expect the U.S. stock market to repeat its stellar performance of the last few years. Rather, we expect the domestic market to consolidate its gains. In fact, we would not be surprised to see temporary corrections over the next several months in those stocks and market sectors that have advanced most.

   We are more optimistic over the longer term. The influences that may slow the growth of corporate profits in 1998 are probably temporary, and we expect earnings growth to re-accelerate early next year. In our view, investors with a long-term perspective will continue to enjoy the rewards provided by large-capitalization growth stocks if they resist the temptation to "time" the markets in order to avoid temporary setbacks.

FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid semi-annually, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
October 19, 1990                         Distributed annually, if any

NET ASSETS AS OF 4/30/98                 BENCHMARKS
$306.9 million                           o Standard & Poor's Barra Growth Index
                                         o Lipper Growth Funds Average

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 1998 (UNAUDITED)

COMPANY, INDUSTRY                                              % OF PORTFOLIO

General Electric Co., Capital Goods                                  6.04%
 ...............................................................................
Microsoft Corp., Technology                                          4.53%
 ...............................................................................
Coca Cola Co., Consumer Non-Durables                                 4.12%
 ...............................................................................
Pfizer Inc., Healthcare                                              3.64%
 ...............................................................................
Merck & Co., Healthcare                                              3.16%
 ...............................................................................
Wal Mart Stores Inc., Retail Trade                                   2.64%
 ...............................................................................
Warner Lambert Co., Healthcare                                       2.23%
 ...............................................................................
Federal National Mortgage Association, Finance                       2.15%
 ...............................................................................
Cardinal Health Inc., Healthcare                                     2.12%
 ...............................................................................
Illinois Tool Works, Capital Goods                                   2.02%
 ...............................................................................


PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 1998 (Unaudited)

          Healthcare                                          22%
          Technology                                          20%
          Consumer                                            18%
          Finance                                             11%
          Retail                                              11%
          Capital Goods                                        8%
          Commercial Services                                  3%
          *Short Term                                          3%
          Energy Utilities                                     2%
          Transportation                                       2%

*Includes cash and net other assets

FUND PERFORMANCE

TOTAL RETURNS
                                                                        SINCE
ALL PERIODS ENDED APRIL 30, 1998             SIX      ONE      FIVE   10/19/90
(Unaudited)                                MONTHS**   YEAR    YEARS* INCEPTION*
--------------------------------------------------------------------------------

CitiFunds Large Cap Growth Portfolio        23.65%   39.77%   18.93%   18.69%
Lipper Growth Funds Average                 17.31%   39.11%   19.64%   19.68%+
S&P Barra Growth Index                      24.97%   42.85%   24.78%   22.46%+

 * Average Annual Total Return
** Not Annualized
 + From 10/31/90

Income Dividends Per Share          $0.012
Capital Gain Distributions          $4.371

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $36,370 (as of 4/30/98). The graph shows how the Fund compares to its benchmarks over the same period.

                      CitiFunds                                  S&P Barra
                      Large Cap           Lipper Growth        Growth Index
                   Growth Portfolio       Funds Average         (unmanaged)

   10/31/90           $ 9,846.83           $10,000.00           $10,000.00
   11/30/90            10,437.64            10,660.00            10,604.00
   12/31/90            10,534.12            11,014.00            10,941.21
    1/31/91            10,996.43            11,690.00            11,396.36
    2/28/91            11,810.98            12,534.00            12,279.58
    3/31/91            11,888.03            12,938.00            12,743.75
    4/30/91            11,634.86            12,922.00            12,719.54
    5/31/91            12,427.40            13,456.00            13,200.34
    6/30/91            11,723.49            12,795.00            12,648.57
    7/31/91            12,411.80            13,430.00            13,325.27
    8/31/91            13,111.21            13,838.00            13,754.34
    9/30/91            12,667.14            13,712.00            13,453.12
   10/31/91            12,955.78            13,993.00            13,617.25
   11/30/91            12,400.69            13,435.00            13,270.01
   12/31/91            13,771.77            14,921.00            15,139.75
    1/31/92            13,548.92            14,997.00            14,608.34
    2/29/92            13,883.19            15,208.00            14,694.53
    3/31/92            13,515.50            14,755.00            14,353.62
    4/30/92            13,571.21            14,656.00            14,505.77
    5/31/92            13,537.78            14,738.00            14,618.92
    6/30/92            13,106.19            14,309.00            14,316.31
    7/31/92            13,665.33            14,821.00            14,961.98
    8/31/92            13,285.12            14,499.00            14,789.92
    9/30/92            13,575.87            14,724.00            14,964.44
   10/31/92            13,922.54            15,021.00            15,188.91
   11/30/92            14,694.15            15,769.00            15,802.54
   12/31/92            14,818.29            16,061.00            15,906.84
    1/31/93            14,896.70            16,259.00            15,735.05
    2/28/93            14,683.89            16,004.00            15,607.60
    3/31/93            15,535.13            16,447.00            15,827.67
    4/30/93            15,288.71            15,937.00            15,098.01
    5/31/93            15,725.53            16,516.00            15,635.50
    6/30/93            15,572.27            16,566.00            15,502.60
    7/31/93            15,370.47            16,526.00            15,183.25
    8/31/93            16,065.56            17,225.00            15,737.44
    9/30/93            16,110.40            17,401.00            15,496.66
   10/31/93            16,334.62            17,643.00            16,073.14
   11/30/93            16,132.82            17,297.00            16,061.89
   12/31/93            16,635.43            17,797.00            16,174.32
    1/31/94            16,972.64            18,322.00            16,520.45
    2/28/94            16,702.87            18,036.00            16,224.73
    3/31/94            15,961.02            17,187.00            15,475.15
    4/30/94            16,253.27            17,244.00            15,544.79
    5/31/94            16,579.23            17,310.00            15,798.17
    6/30/94            16,103.44            16,727.00            15,461.67
    7/31/94            16,607.39            17,169.00            15,954.90
    8/31/94            17,019.71            17,955.00            16,806.89
    9/30/94            16,584.48            17,632.00            16,566.55
   10/31/94            16,893.73            17,911.00            16,952.55
   11/30/94            16,332.51            17,239.00            16,396.51
   12/31/94            16,568.01            17,398.00            16,680.17
    1/31/95            16,673.54            17,520.00            17,093.84
    2/28/95            17,259.81            18,173.00            17,760.50
    3/31/95            17,681.92            18,678.00            18,318.18
    4/30/95            17,869.53            19,061.00            18,794.45
    5/31/95            18,444.07            19,616.00            19,467.29
    6/30/95            18,736.15            20,420.00            20,212.89
    7/31/95            19,327.94            21,372.00            20,857.68
    8/31/95            19,138.56            21,537.00            20,788.85
    9/30/95            19,718.52            22,157.00            21,815.82
   10/31/95            19,777.70            21,825.00            21,990.35
   11/30/95            20,842.93            22,585.00            22,782.00
   12/31/95            21,132.21            22,664.00            23,039.44
    1/31/96            21,685.09            23,149.00            23,919.55
    2/29/96            21,820.24            23,672.00            24,137.22
    3/31/96            22,213.39            23,883.00            24,035.84
    4/30/96            22,385.40            24,669.00            24,504.54
    5/31/96            22,790.84            25,323.00            25,406.31
    6/30/96            23,042.20            24,958.00            25,723.89
    7/31/96            21,726.92            23,475.00            24,538.02
    8/31/96            22,310.11            24,304.00            24,901.18
    9/30/96            23,550.94            25,682.00            26,629.32
   10/31/96            23,563.35            25,857.00            27,207.18
   11/30/96            24,878.63            27,398.00            29,239.56
   12/31/96            24,057.36            27,001.00            28,564.13
    1/31/97            25,481.03            28,381.00            30,800.70
    2/28/97            25,309.66            27,969.00            31,059.43
    3/31/97            23,978.27            26,646.00            29,584.73
    4/30/97            26,021.49            27,637.00            31,972.22
    5/31/97            27,313.34            29,682.00            33,868.17
    6/30/97            28,649.57            30,851.00            35,585.29
    7/31/97            30,653.23            33,446.00            38,403.64
    8/31/97            28,593.91            32,336.00            35,849.80
    9/30/97            29,929.69            34,134.00            37,678.14
   10/31/97            29,414.86            32,840.00            36,544.03
   11/30/97            31,112.41            33,392.00            38,528.37
   12/31/97            31,606.60            33,709.00            39,002.27
    1/31/98            32,388.94            33,867.00            40,312.75
    2/28/98            34,666.43            36,421.00            43,113.68
    3/31/98            36,335.42            38,024.00            45,342.66
    4/30/98            36,370.19            38,476.00            45,723.54

The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in Large Cap Growth Portfolio, at value (Note 1A)       $305,860,842
Receivable for shares of beneficial interest sold                     1,403,551
--------------------------------------------------------------------------------
 Total assets                                                       307,264,393
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   274,799
Payable to affiliates--Management fee (Note 2)                           12,967
Accrued expenses and other liabilities                                   78,941
--------------------------------------------------------------------------------
 Total liabilities                                                      366,707
--------------------------------------------------------------------------------
NET ASSETS for 14,672,636 shares of beneficial interest
  outstanding                                                      $306,897,686
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $204,239,806
Unrealized appreciation                                              80,715,756
Accumulated net realized gain                                        22,066,581
Undistributed net investment loss                                      (124,457)
--------------------------------------------------------------------------------
 Total                                                             $306,897,686
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE OF BENEFICIAL INTEREST                                        $20.92
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Dividend Income from Large Cap Growth Portfolio       $ 1,096,054
Interest Income from Large Cap Growth Portfolio           205,020
Allocated Expenses from Large Cap Growth Portfolio       (962,661)
--------------------------------------------------------------------------------
                                                                     $ 338,413
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                  406,455
Distribution fees (Note 3)                                338,713
Shareholder Reports                                        17,994
Audit fees                                                 12,225
Custody and Fund Accounting fees                            8,719
Trustees fees                                               8,401
Registration fees                                           6,586
Legal fees                                                  6,184
Transfer agent fees                                         2,000
Miscellaneous                                               1,858
--------------------------------------------------------------------------------
  Total expenses                                          809,135
Less aggregate amount waived by the Manager (Note 2)     (349,238)
--------------------------------------------------------------------------------
  Net expenses                                                         459,897
--------------------------------------------------------------------------------
Net investment loss                                                   (121,484)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  LARGE CAP GROWTH PORTFOLIO:
Net realized gain                                      22,169,332
Net change in unrealized appreciation                  35,376,818
--------------------------------------------------------------------------------
 Net realized and unrealized gain from
 Large Cap Growth Portfolio                                         57,546,150
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $57,424,666
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                       SIX MONTHS     TEN MONTHS
                                         ENDED           ENDED        YEAR
                                        APRIL 30,     OCTOBER 31,     ENDED
                                          1998           1997      DECEMBER 31,
                                      (Unaudited)      (Note 1F)      1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)         $   (121,484)   $    357,829  $  1,497,758
Net realized gain                      22,169,332      46,948,909    26,516,316
Net change in unrealized appreciation  35,376,818         934,665     1,062,588
--------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                       57,424,666      48,241,403    29,076,662
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                    (138,253)       (347,415)   (1,433,073)
Net realized gain                     (50,358,634)    (13,051,223)  (14,330,626)
--------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders        (50,496,887)    (13,398,638)  (15,763,699)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 (Note 5):
Net proceeds from sale of shares       20,891,046       6,434,759    13,950,013
Net asset value of shares issued to
  shareholders from reinvestment of
  distributions                        50,485,303      13,398,487    15,763,320
Cost of shares repurchased            (19,567,150)    (35,469,550)  (27,800,567)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from transactions in shares of
 beneficial interest                   51,809,199     (15,636,304)    1,912,766
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS             58,736,978      19,206,461    15,225,729
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                   248,160,708     228,954,247   213,728,518
--------------------------------------------------------------------------------
End of period (including
  undistributed net investment
  income (loss) of $(124,457),
  $135,280, and $124,866
  respectively)                      $306,897,686    $248,160,708  $228,954,247
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                          SIX MONTHS      TEN MONTHS
                             ENDED           ENDED
                            APRIL 30,      OCTOBER 31,                   YEAR ENDED DECEMBER 31,
                              1998            1997       ------------------------------------------------------------
                           (Unaudited)     (Note 1F)       1996        1995         1994++       1993++      1992++
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period        $ 21.14        $ 18.25      $ 17.20      $ 14.13      $ 14.80      $ 13.23      $ 12.36
---------------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment
  income (loss)               (0.008)         0.031        0.122        0.211        0.173        0.071**      0.065
Net realized and
  unrealized gain (loss)
  on investments               4.171          4.016        2.250        3.651       (0.245)       1.550**      0.868
---------------------------------------------------------------------------------------------------------------------
 Total from operations         4.163          4.047        2.372        3.862       (0.072)       1.621        0.933
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income         (0.012)        (0.030)      (0.118)      (0.210)      (0.169)      (0.051)      (0.063)
Net realized gain on
  investments                 (4.371)        (1.127)      (1.204)      (0.582)      (0.429)         --           --
---------------------------------------------------------------------------------------------------------------------
 Total distributions          (4.383)        (1.157)      (1.322)      (0.792)      (0.598)      (0.051)      (0.063)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, end
  of period                  $ 20.92        $ 21.14      $ 18.25      $ 17.20      $ 14.13      $ 14.80      $ 13.23
---------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)           $306,898       $248,161     $228,954     $213,729     $183,975     $200,903      $10,973
Ratio of expenses to
  average net assets           1.05%(A)*      1.05%(A)*    1.05%(A)     1.05%(A)     1.05%(A)     1.07%        1.40%
Ratio of net investment
  income (loss) to
  average net assets          (0.09%)*        0.18%*       0.67%        1.30%        1.15%        0.52%        0.53%
Portfolio turnover(B)           --             --           --           --             1%          23%          79%
Total return                  23.65%          22.27%       13.84%      27.55%      (0.41)%       12.26%        7.60%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and had expenses been limited to that required by certain state securities laws for the year ended December 31, 1992, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income
 (loss) per share            $(0.031)       $(0.023)      $0.067       $0.170       $0.136      $(0.029)**   $(0.070)

RATIOS:
Expenses to average
  net assets                   1.31%(A)*      1.35%(A)*    1.35%(A)     1.30%(A)     1.29%(A)     1.37%        2.50%
Net investment income
  (loss) to average
  net assets                 (0.35)%*       (0.12)%*       0.37%        1.05%        0.91%        0.21%       (0.57%)
---------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A) Includes the Fund's share of Large Cap Growth Portfolio (formerly Equity Portfolio) allocated expenses for the periods subsequent to May 1, 1994.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
  + Not Annualized.
 ++ On May 1, 1994 the fund began investing all of its investable assets in Large Cap Growth Portfolio.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Large Cap Growth Portfolio, (formerly Landmark Equity until March 2, 1998), (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Large Cap Growth Portfolio (the "Portfolio"), (formerly Equity Portfolio), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. CFBDS, Inc ("CFBDS"), (formerly The Landmark Funds Broker-Dealer Services, Inc.) acts as the Fund's Sub-Administrator and Distributor.

   The Trust seeks to achieve the Fund's investment objective of long-term capital growth by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (56.5% at April 30, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the ten months ended October 31, 1997, the Fund reclassified $3,325,755 from paid-in capital to accumulated net realized gain on investments.

   F. Change in Fiscal Year End During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.

   G. Other All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intentions to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.30% of the Funds' average daily net assets. The management fee amounted to $406,455 of which $349,238 was voluntarily waived for the six months ended April 30, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $338,713 for the six months ended April 30, 1998.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 1998 aggregated $19,768,339 and $20,137,667, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                       SIX MONTHS   TEN MONTHS
                                         ENDED         ENDED
                                       APRIL 30,   OCTOBER 31,     YEAR ENDED
                                          1998         1997        DECEMBER 31,
                                      (Unaudited)   (Note 1F)          1996
--------------------------------------------------------------------------------
Shares sold                            1,015,402      318,860         770,660
Shares issued to shareholders from
 reinvestment of distributions         2,873,381      643,230         862,316
Shares repurchased                     (957,494)   (1,766,046)     (1,514,522)
--------------------------------------------------------------------------------
 Net increase (decrease)               2,931,289     (803,956)        118,454
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        April 30, 1998
(Unaudited)

ISSUER                                                   SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 8.1%
--------------------------------------------------------------------------------
General Electric Co.                                    384,000    $32,688,000
Illinois Tool Works                                     155,000     10,927,500
                                                                   -----------
                                                                    43,615,500
                                                                   -----------

COMMERCIAL SERVICES -- 2.5%
--------------------------------------------------------------------------------
Interpublic Group Companies Inc.                         95,000      6,068,125
Paychex Inc.                                            137,000      7,440,813
                                                                   -----------
                                                                    13,508,938
                                                                   -----------

CONSUMER DURABLES -- 1.3%
--------------------------------------------------------------------------------
Leggett & Platt Inc.                                    139,000      7,219,312
                                                                   -----------

CONSUMER NON-DURABLES -- 8.9%
--------------------------------------------------------------------------------
Clorox Co.                                              100,275      8,410,566
Coca Cola Co.                                           294,000     22,307,250
Gillette Co.                                             65,000      7,503,437
Procter & Gamble Co.                                    123,000     10,109,062
                                                                   -----------
                                                                    48,330,315
                                                                   -----------

CONSUMER SERVICES -- 7.8%
--------------------------------------------------------------------------------
Carnival Corp.                                          121,000      8,417,063
Clear Channel  Communications*                           92,000      8,671,000
Cracker Barrel Old Country Store                        251,000      9,224,250
Gannett Inc.                                            144,630      9,825,801
Walt Disney Co.                                          48,700      6,054,019
                                                                   -----------
                                                                    42,192,133
                                                                   -----------

ENERGY -- 1.0%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        67,200      5,533,206
                                                                   -----------

FINANCE -- 11.1%
--------------------------------------------------------------------------------
American International Group Inc.                        46,000      6,051,875
Federal Home Loan Mortgage Corp.                        106,000      4,909,125
Federal National Mortgage Association                   194,430     11,641,496
MBNA Corp.                                              152,000      5,149,000
MGIC Investment Corp.                                   102,200      6,438,600
Norwest Corp.                                           176,100      6,988,969
State Street Corp.                                       79,000      5,648,500
US Bancorp                                               45,930      5,833,110
Zions Bancorp                                           148,000      7,566,500
                                                                   -----------
                                                                    60,227,175
                                                                   -----------

HEALTHCARE -- 22.2%
--------------------------------------------------------------------------------
Abbott Labs                                              89,000      6,508,125
Cardinal Health Inc.                                    119,000     11,453,750
Eli Lilly & Co.                                         121,000      8,417,062
HBO & Co.                                               149,000      8,912,063
Johnson & Johnson                                       115,000      8,208,125
Lincare Holdings Inc.*                                  120,700      9,791,787
Medtronic Inc.                                          184,000      9,683,000
Merck & Co.                                             142,000     17,111,000
Pfizer Inc.                                             173,000     19,689,562
Schering Plough Corp.                                    99,000      7,932,375
Warner Lambert Co.                                       64,000     12,108,000
                                                                   -----------
                                                                   119,814,849
                                                                   -----------

RETAIL -- 11.4%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                 127,489      6,278,833
Consolidated Stores*                                    174,100      6,964,000
Gap Inc.                                                121,000      6,223,938
Home Depot                                              154,000     10,722,250
Kohls Corp.*                                            208,070      8,595,892
Wal Mart Stores Inc.                                    282,000     14,258,625
Walgreen Co.                                            247,000      8,521,500
                                                                   -----------
                                                                    61,565,038
                                                                   -----------

TECHNOLOGY -- 20.2%
--------------------------------------------------------------------------------
Automatic Data Processing Inc.                          162,400     10,870,650
BMC Software Inc.*                                       64,000      5,988,000
Cisco Systems Inc.*                                     148,767     10,897,183
Compuware Corp.*                                        108,000      5,278,500
EMC Corp.*                                              203,000      9,363,375
Hewlett Packard Co.                                     103,800      7,817,438
Intel Corp.                                              78,000      6,303,375
Linear Technology Corp.                                  69,000      5,554,500
Microsoft Corp.*                                        272,000     24,514,000
Parametic Technology Corp.*                             268,000      8,567,625
Solectron Corp.*                                        116,900      5,180,130
SunGard Data Systems*                                   246,100      8,767,313
                                                                   -----------
                                                                   109,102,089
                                                                   -----------

TRANSPORTATION -- 1.5%
--------------------------------------------------------------------------------
Southwest Airlines Co.                                  290,000      7,956,875
                                                                   -----------

UTILITIES -- 1.0%
--------------------------------------------------------------------------------
Ameritech Corp.                                         128,000      5,448,000
                                                                   -----------
TOTAL COMMON STOCKS                                                524,513,430
                                                                   -----------

ISSUER                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM
OBLIGATIONS -- 3.2%
--------------------------------------------------------------------------------
Sanwa Repurchase Agreement
  5.42% due 5/01/98
  proceeds at maturity
  $17,476,000 (Collateralized
  by $11,000,000 U.S.
  Treasury Strip, zero coupon
  due 2/15/00 and
  $7,691,000
  U.S. Treasury Note,
  5.50% due 11/15/98)                                             $ 17,476,000
                                                                  ------------

TOTAL INVESTMENTS
   (Identified Cost $416,940,098)                        100.2%    541,989,430
OTHER ASSETS, LESS LIABILITIES                            (0.2)     (1,106,337)
                                                         -----    ------------

NET ASSETS                                               100.0%   $540,883,093
                                                         =====    ============

* Non income producing securities

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $416,940,098)     $541,989,430
Cash                                                                         60
Receivable for investments sold                                       5,450,130
Dividends and interest receivable                                       262,599
--------------------------------------------------------------------------------
  Total assets                                                      547,702,219
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     6,375,206
Payable to affiliates--Management fees (Note 2)                         266,013
Accrued expenses and other liabilities                                  177,907
--------------------------------------------------------------------------------
  Total liabilities                                                   6,819,126
--------------------------------------------------------------------------------
NET ASSETS                                                         $540,883,093
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $540,883,093
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                 $ 1,934,321
Interest income                                     362,537
--------------------------------------------------------------------------------
  Total investment income                                     $  2,296,858
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                          1,438,479
Custody and Fund Accounting fees                    229,472
Audit fees                                           13,750
Legal fees                                            9,184
Trustees fees                                         2,810
Miscellaneous                                         8,308
--------------------------------------------------------------------------------
  Total expenses                                                 1,702,003
--------------------------------------------------------------------------------
Net investment income                                              594,855
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net change in unrealized appreciation
  of investments                                 72,553,099
Less unrealized appreciation from
  contributed assets                             10,248,832
--------------------------------------------------------------------------------
Unrealized appreciation of investment                           62,304,267
Net realized gain from investment transactions                  39,166,058
--------------------------------------------------------------------------------
   Net realized and unrealized gain on investments             101,470,325
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $102,065,180
--------------------------------------------------------------------------------

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                   SIX MONTHS      TEN MONTHS
                                     ENDED            ENDED        YEAR ENDED
                                APRIL 30, 1998  OCTOBER 31, 1997   DECEMBER 31,
                                  (Unaudited)      (Note 1F)          1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income          $    594,855       $  1,639,995     $  3,049,790
Net realized gain on
  investment transactions        39,166,058         60,297,277       28,518,761
Unrealized appreciation of
  investments                    62,304,267          1,141,934        4,832,223
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations     102,065,180         63,079,206       36,400,774
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions     215,193,953         38,002,991       61,756,061
Value of withdrawals           (101,288,776)       (64,731,733)     (55,752,909)
--------------------------------------------------------------------------------
Net increase (decrease) in
  net assets from capital
  transactions                  113,905,177        (26,728,742)       6,003,152
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:     215,970,357         36,350,464       42,403,926
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period             324,912,736        288,562,272      246,158,346
--------------------------------------------------------------------------------
End of period                  $540,883,093       $324,912,736     $288,562,272
--------------------------------------------------------------------------------


LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                               SIX MONTHS      TEN MONTHS                              MAY 1, 1994
                                 ENDED           ENDED           YEAR ENDED          (COMMENCEMENT
                                APRIL 30,      OCTOBER 31,       DECEMBER 31,      OF OPERATIONS) TO
                                  1998            1997        -----------------        DECEMBER 31,
                              (Unaudited)       (Note 1F)     1996         1995           1994
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)               $540,883         $324,913    $288,562     $246,158        $186,685
Ratio of expenses to
 average net assets               0.71%*           0.60%*      0.60%        0.60%           0.60%*
Ratio of net investment income
 to average net assets            0.25%*           0.62%*      1.10%        1.73%           1.81%*
Portfolio turnover                  46%             103%         90%          67%             35%
------------------------------------------------------------------------------------------------------
* Annualized

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Growth Portfolio (the "Portfolio"), (formerly Equity Portfolio), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $12,183,616, $34,554,616, $38,508,816 and
$16,346,503 including $1,107,028, $3,598,984, $4,092,260 and $1,450,560, respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. Change in Fiscal Year End During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

   G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, amounted to $1,438,479 for the six months ended April 30, 1998. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $234,318,706 and $223,882,192, respectively, for the six months ended April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $416,940,098
--------------------------------------------------------------------------------
Gross unrealized appreciation                                    $126,120,465
Gross unrealized depreciation                                      (1,071,133)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $125,049,332
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with the other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1998, the commitment fee allocated to the Portfolio was $443. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Sub-Administrator and Distributor

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
          o  CitiFunds Growth & Income Portfolio
          o  CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
          o  CitiFunds Small Cap Growth Portfolio
          o  CitiFunds Small Cap Value Portfolio

             INTERNATIONAL STOCKS
          o  CitiFunds International Growth & Income Portfolio

             GROWTH WITH INCOME
          o  CitiFunds Balanced Portfolio

             BONDS
          o  CitiFunds Intermediate Income Portfolio
          o  CitiFunds Short-Term U.S. Government Income Portfolio
          o  CitiFunds New York Tax Free Income Portfolio
          o  CitiFunds National Tax Free Income Portfolio

             MONEY MARKETS
          o  CitiFunds Cash Reserves
          o  CitiFunds U.S. Treasury Reserves
          o  CitiFunds Tax Free Reserves
          o  CitiFunds New York Tax Free Reserves
          o  CitiFunds California Tax Free Reserves
          o  CitiFunds Connecticut Tax Free Reserves

          This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more information contact your Service Agent or call 1-800-625-4554

          CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp          [LOGO] Printed on recycled paper           CFS/LCG/498

                                             Semi-Annual Report o April 30, 1998

[Logo]

                           Small Cap Growth Portfolio

                                                                SMALL CAP STOCKS

              -----------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................

CITIFUNDS SMALL CAP GROWTH PORTFOLIO

Statement of Assets and Liabilities                                            6
 ................................................................................
Statement of Operations                                                        7
 ................................................................................
Statement of Changes in Net Assets                                             8
 ................................................................................
Financial Highlights                                                           9
 ................................................................................
Notes to Financial Statements                                                 10
 ................................................................................

SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments                                                      13
 ................................................................................
Statement of Assets and Liabilities                                           15
 ................................................................................
Statement of Operations                                                       15
 ................................................................................
Statement of Changes in Net Assets                                            16
 ................................................................................
Financial Highlights                                                          16
 ................................................................................
Notes to Financial Statements                                                 17
 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

This semi-annual report covers the period from November 1, 1997, through April 30, 1998, for the CitiFundsSM Small Cap Growth Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   Overall, the past six months were positive for small-capitalization growth stocks. After setbacks in the aftermath of the Asian financial crisis during the fourth quarter of 1997, small-cap growth stocks rebounded during the first four months of 1998. We are pleased to report that the Fund participated in this market sector's gains.

   Among the highlights of the reporting period, your Fund has changed its name to CitiFunds Small Cap Growth Portfolio. We believe that the new name provides a more accurate description of the Portfolio's holdings. The Portfolio's investment objective and strategy have not changed.

   As you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the Fund.

   On behalf of the Board of Trustees, we want to thank you for your continued participation and confidence in the CitiFunds family of funds.

/s/ Philip W. Coolidge

    Philip W. Coolidge
    President
    May 16, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

Returns from small-capitalization growth stocks were mixed during the six-month period, declining modestly in the final months of 1997 and rebounding sharply in the first four months of 1998. Although small-cap stocks produced posi tive returns over the past six months, they continued to lag large-capitalization stocks as they have for the past several years.

   The relative underperformance of small-cap stocks is contrary to long-term historical trends, in which small-cap growth companies have significantly outperformed their larger counterparts. Why have the past few years been different? Investors have shown a preference for well established companies with track records of consistent growth and ready liquidity in the financial markets.

   Last summer, it appeared that smaller companies would finally regain their market leadership position. However, October's sharp decline of the Hong Kong stock market and the ensuing turmoil in Asia effectively stopped that rally, even though most U.S. small companies derive their revenues from domestic sources, not from the emerging markets. A "flight to quality" ensued in the Asian crisis' aftermath, and investors flocked toward highly liquid blue-chip stocks.

   The portfolio has taken this opportunity to find attractive investments in fast-growing, small companies. Over the last six months, we have established a number of new positions. As always, we identified these new holdings using our disciplined, "bottom up" investment approach. We look for fast-growing small companies with talented management teams, strong market positions and conservative accounting standards.

   Unlike some stock funds, we do not attempt to achieve a predetermined balance among industries or market sectors within the portfolio. Instead, we look at individual companies one by one, buying those that meet our growth criteria, regardless of their industry affiliations. We do, however, track our industry concentrations in order to avoid over-exposing the Portfolio to any one market sector.

   We believe that many small-cap growth stocks are attractively valued by historical standards. While the longstanding rally of large-cap growth stocks has propelled them to the high end of their historic valuation range, small-cap stocks are near the low end of their range relative to large-cap stocks. In our view, the valuation gap will narrow over the next several months as small-cap stocks advance and potentially outperform large-cap stocks.

   What's more, we expect small-cap growth stocks to benefit from a confluence of positive forces. First, and most important, small-cap companies have grown their earnings at a faster average rate than large-cap companies since the second quarter of 1997. In addition, a strong U.S. dollar relative to other currencies traditionally helps small companies with primarily domestic markets. The capital gains tax cut, enacted last year, should make small-cap stocks more attractive to long-term investors. Finally, the volume of initial public offerings, which had attracted money that otherwise likely would have gone to the small-cap stock market, has dropped to more normal levels.

   When will small-cap stocks make their move? No one can predict the future. However, we believe that stocks of small-cap companies will rally if they continue to announce higher earnings growth over the remainder of this year.

FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid semi-annually, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
June 21, 1995                            Distributed annually, if any

NET ASSETS AS OF 4/30/98                 BENCHMARKS
$29.3 million                            o Lipper Small Cap Funds Average
                                         o Russell 2000 Growth Index

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 1998  (Unaudited)
COMPANY, INDUSTRY                                               % OF NET ASSETS
Lamar Advertising Co., Commercial Services                                2.85%
--------------------------------------------------------------------------------
Lernout & Hauspie Speech Products, Electronics/Technical Services         2.78%
--------------------------------------------------------------------------------
Whittman Hart Inc., Electronics/Technical Services                        2.73%
--------------------------------------------------------------------------------
Abacus Direct Corp., Commercial Services                                  2.69%
--------------------------------------------------------------------------------
Sirrom Capital Corp., Finance                                             2.53%
--------------------------------------------------------------------------------
Renal Treatment Centers Inc., Health Services/Technology                  2.45%
--------------------------------------------------------------------------------
Metris Companies Inc., Finance                                            2.40%
--------------------------------------------------------------------------------
Central Packing Corp., Consumer Services                                  2.28%
--------------------------------------------------------------------------------
Whole Foods Market Inc., Retail                                           2.22%
--------------------------------------------------------------------------------
Snyder Communications Inc., Commercial Services                           2.08%
--------------------------------------------------------------------------------

PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 1998 (Unaudited)

          Industrial                                   2%
          *Short Term                                  3%
          Commercial Services                         24%
          Electronics/Technical Services              20%
          Consumer                                    12%
          Finance                                     11%
          Health Services                             11%
          Retail/Manufacturer                          6%
          Commodities & Processing                     4%
          Energy Minerals                              4%
          Transportation                               3%

*Includes cash and net other assets.

FUND PERFORMANCE
TOTAL RETURNS
                                                                       SINCE
                                                SIX          ONE      6/21/95
ALL PERIODS ENDED APRIL 30, 1998 (Unaudited)  MONTHS**      YEAR*   (INCEPTION)*
--------------------------------------------------------------------------------

CitiFunds Small Cap Growth Portfolio          10.45%       44.35%     39.27%
Lipper Small Cap Funds Average                11.08%       45.62%     23.71%+
Russell 2000 Growth Index                      9.95%       43.70%     17.96%+

 * Average Annual Total Return
** Not Annualized
 + From 6/30/95

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $25,793 (as of 4/30/98). The graph shows how the Fund compares to its benchmarks over the same period.

                      CitiFunds Small         Lipper Small         Russell 2000
                        Cap Growth             Cap Funds           Growth Index
                         Portfolio              Average            (unmanaged)

 6/30/95                 $10,050                $10,000             $10,000
 7/31/95                  10,970                 10,748              10,779
 8/31/95                  11,640                 10,925              10,912
 9/30/95                  12,000                 11,187              11,136
10/31/95                  11,980                 10,811              10,588
11/30/95                  13,550                 11,211              11,055
12/31/95                  14,478                 11,375              11,301
 1/31/96                  14,842                 11,294              11,207
 2/29/96                  16,297                 11,763              11,718
 3/31/96                  17,126                 12,077              11,950
 4/30/96                  19,199                 12,979              12,868
 5/31/96                  20,584                 13,546              13,528
 6/30/96                  19,963                 13,022              12,649
 7/31/96                  17,674                 11,902              11,104
 8/31/96                  19,870                 12,623              11,926
 9/30/96                  20,712                 13,264              12,540
10/31/96                  20,076                 12,999              12,000
11/30/96                  20,445                 13,377              12,333
12/31/96                  19,950                 13,580              12,574
 1/31/97                  20,804                 13,928              12,878
 2/28/97                  19,599                 13,332              12,100
 3/31/97                  18,416                 12,633              11,246
 4/30/97                  17,868                 12,537              11,115
 5/31/97                  20,497                 14,060              12,786
 6/30/97                  21,615                 14,802              13,220
 7/31/97                  22,352                 15,724              13,896
 8/31/97                  22,681                 16,012              14,313
 9/30/97                  24,627                 17,226              15,456
10/31/97                  23,352                 16,461              14,527
11/30/97                  23,143                 16,219              14,181
12/31/97                  23,105                 16,355              14,189
 1/31/98                  22,071                 16,074              14,001
 2/28/98                  24,690                 17,325              15,237
 3/31/98                  25,690                 18,131              15,875
 4/30/98                  25,793                 18,280              15,972

The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflects certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the fund's returns would have been lower.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
Investment in Small Cap Growth Portfolio, at value (Note 1A)       $29,108,420
Receivable for shares of beneficial interest sold                      184,278
Receivable from the Sub-Administrator                                   50,102
-------------------------------------------------------------------------------
  Total assets                                                      29,342,800
-------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   15,866
Accrued expenses and other liabilities                                  52,900
-------------------------------------------------------------------------------
  Total liabilities                                                     68,766
-------------------------------------------------------------------------------
NET ASSETS for 1,304,011 shares of beneficial
  interest outstanding                                             $29,274,034
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $20,651,052
Unrealized appreciation                                              8,051,800
Accumulated net realized gain                                          695,099
Undistributed net investment loss                                     (123,917)
-------------------------------------------------------------------------------
  Total                                                            $29,274,034
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE OF BENEFICIAL INTEREST                                      $22.45
-------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME/LOSS (Note 1B):
Dividend Income from Small Cap Growth Portfolio        $24,068
Interest Income from Small Cap Growth Portfolio         25,565
Allocated Expenses from Small Cap Growth Portfolio    (112,440)
-------------------------------------------------------------------------------
                                                                    $ (62,807)
-------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                44,994
Distribution fees (Note 3)                              32,138
Shareholder reports                                     18,808
Auditing fees                                           11,025
Registration fees                                       10,901
Custody and Fund Accounting fees                         9,437
Legal fees                                               7,427
Transfer agent fees                                      6,500
Trustees fees                                            5,902
Miscellaneous                                            9,074
-------------------------------------------------------------------------------
  Total expenses                                       156,206
Less expenses assumed by the Administrator
   (Note 6)                                            (50,102)
Less aggregate amount waived by the Manager
   (Note 2)                                            (44,994)
-------------------------------------------------------------------------------
  Net expenses                                                         61,110
-------------------------------------------------------------------------------
Net investment loss                                                  (123,917)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  SMALL CAP GROWTH PORTFOLIO:
Net realized gain                                      736,946
Net change in unrealized appreciation                1,932,607
-------------------------------------------------------------------------------
  Net realized and unrealized gain from Small
    Cap Growth Portfolio                                            2,669,553
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $2,545,636
-------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS        TEN MONTHS
                                               ENDED             ENDED            YEAR ENDED
                                           APRIL 30, 1998    OCTOBER 31, 1997     DECEMBER 31,
                                             (Unaudited)        (Note 1F)             1996
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment gain (loss)                  $  (123,917)       $  (181,929)        $   (20,835)
Net realized gain                               736,946            299,622           1,458,685
Net change in unrealized appreciation         1,932,607          3,648,039           1,745,364
----------------------------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                           2,545,636          3,765,732           3,183,214
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain                            (1,049,618)           (88,390)         (1,756,057)
----------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST (Note 5):
Net proceeds from sale of shares              4,823,538          5,626,760          20,246,660
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                            1,020,162             86,659           1,743,625
Cost of shares repurchased                   (3,864,989)        (7,902,725)         (4,253,714)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from transactions in shares
  of beneficial interest                      1,978,711         (2,189,306)         17,736,571
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                    3,474,729          1,488,036          19,163,728
----------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          25,799,305         24,311,269           5,147,541
----------------------------------------------------------------------------------------------
End of period (undistributed
  net investment loss of $123,917,
  $0 and $0 respectively)                   $29,274,034        $25,799,305         $24,311,269
----------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                  SIX MONTHS     TEN MONTHS                        JUNE 21, 1995
                                     ENDED         ENDED                           (COMMENCEMENT
                                   APRIL 30,     OCTOBER 31,     YEAR ENDED       OF OPERATIONS)
                                     1998           1997        DECEMBER 31,      TO DECEMBER 31,
                                  (Unaudited)     (Note 1F)         1996               1995
-------------------------------------------------------------------------------------------------
Net Asset Value, beginning
  of period                         $ 21.24         $ 18.21        $ 14.32            $10.00
-------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)          0.095)         (0.138)(+)     (0.016)             0.05
Net realized and unrealized gain      2.168           3.236(+)       5.407              4.42
-------------------------------------------------------------------------------------------------
    Total from operations             2.073           3.098          5.391              4.47
-------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                   --              --             --              (0.05)
Net realized gain                    (0.863)         (0.068)        (1.501)            (0.10)
-------------------------------------------------------------------------------------------------
    Total distributions              (0.863)         (0.068)        (1.501)            (0.15)
-------------------------------------------------------------------------------------------------
Net Asset Value, end of period      $ 22.45         $ 21.24        $ 18.21            $14.32
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                   $29,274         $25,799        $24,311            $5,148
Ratio of expenses to average
  net assets (A)                      1.35%*          1.35%*         0.88%                0%
Ratio of net investment income
  (loss) to average net assets      (0.96)%        *(0.87)%*       (0.13)%             1.21%*
Total return                         10.45%**        17.05%**       37.80%            44.78%**

Note: If Agents of the Fund and Agents of Small Cap Growth Portfolio had not voluntarily waived a portion of their fees, assumed Fund expenses for the periods indicated and had expenses been limited to that required by certain state securities laws for the period ended December 31, 1995, the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss per share       $(0.308)        $(0.252)+      $(0.133)          $(0.288)
RATIOS:
Expenses to average net assets (A)    2.09%*          2.06%*         1.83%             2.50%*
Net investment loss to average
  net assets                        (1.70)%*        (1.58)%*       (1.08)%           (1.29)%*
-------------------------------------------------------------------------------------------------
  * Annualized
 ** Not Annualized
  + The per share amounts were computed using a monthly average number of shares outstanding during the period.
(A) Includes the Fund's share of Small Cap Growth Portfolio (formerly Small Cap Equity Portfolio)
    allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Growth Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Growth Portfolio (the "Portfolio"), (formerly Small Cap Equity Portfolio), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. CFBDS, Inc. ("CFBDS") (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Fund's Sub-Administrator and Distributor.

   The Trust seeks to achieve the Fund's investment objective of long-term capital growth by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (11.60% at April 30, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the ten months ended October 31, 1997, the Fund reclassified $181,929 to undistributed net investment income, $796,539 to accumulated net gain on investments and $978,468 from paid-in-capital.

   F. Change in Fiscal Year End During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.

   G. Other All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intentions to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Funds' average daily net assets. The management fee amounted to $44,994, all of which was voluntarily waived for the six months ended April 30, 1998.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $32,138 for the six months ended April 30, 1998.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the period aggregated $4,711,670 and $4,299,061, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows :

                                           SIX MONTHS          TEN MONTHS
                                             ENDED               ENDED            YEAR ENDED
                                         APRIL 30, 1998     OCTOBER 31, 1997      DECEMBER 31,
                                           (Unaudited)         (Note 1F)             1996
----------------------------------------------------------------------------------------------
Shares sold                                  220,871            295,369           1,099,302
Shares issued to shareholders from
  reinvestment of distributions               53,147              4,540              96,298
Shares repurchased                          (184,400)          (420,429)           (220,253)
----------------------------------------------------------------------------------------------
Net increase (decrease)                       89,618           (120,520)            975,347
----------------------------------------------------------------------------------------------

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 1998, which amounted to $50,102.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS   April 30, 1998
(Unaudited)

ISSUER                                                  SHARES        VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 23.6%
-------------------------------------------------------------------------------
Abacus Direct Corp.*                                    119,100    $ 6,773,813
AHL Services Inc.*                                      114,980      3,923,693
Cultural Access Worldwide *                             132,800      1,875,800
Lamar Advertising Co.*                                  208,320      7,187,040
Metro Networks Inc.*                                     75,910      3,017,423
Metzler Group Inc.*                                      74,100      2,565,712
NFO Worldwide Inc.*                                     176,100      3,687,094
Probusiness Services Inc.*                              121,575      3,373,706
Profit Recovery Group International Inc.*               182,500      4,745,000
Rental Service Corp.*                                   172,770      5,021,128
Romac International Inc.*                               117,480      3,113,220
Snyder Communications Inc.*                             123,580      5,252,150
Suiza Foods Corp.*                                       88,180      5,224,665
Wilmar Industries Co.*                                  149,110      3,560,001
                                                                   -----------
                                                                    59,320,445
                                                                   -----------

COMMODITIES & PROCESSING -- 4.4%
-------------------------------------------------------------------------------
ITEQ Inc.*                                              314,370      4,008,218
OM Group Inc.                                           105,710      4,684,274
Synthetic Industries Inc.*                              103,420      2,365,732
                                                                   -----------
                                                                    11,058,224
                                                                   -----------

CONSUMER DURABLE -- 1.8%
-------------------------------------------------------------------------------
Tower Automotive Inc.*                                   85,180      4,541,159
                                                                   -----------

CONSUMER NON-DURABLES -- 1.3%
-------------------------------------------------------------------------------
Beringer Wine Estate Holdings *                          71,140      3,308,010
                                                                   -----------

CONSUMER SERVICES -- 9.2%
-------------------------------------------------------------------------------
American Italian Pasta Co.*                              58,470      1,812,570
Central Packing Corp.                                   122,415      5,738,203
Gray Communications Systems Inc.*                       106,030      3,154,393
Heftel Broadcasting Corp.*                               98,368      4,315,896
Premier Parks Inc.*                                      94,280      5,244,325
Suburban Lodges America Inc.*                           157,050      2,905,425
                                                                   -----------
                                                                    23,170,812
                                                                   -----------

ELECTRONICS/TECHNICAL SERVICES -- 19.6%
-------------------------------------------------------------------------------
CDW Computer Centers Inc.*                               86,030      4,172,455
Etec Systems Inc.*                                       77,350      4,389,613
Harbinger Corp.*                                         92,830      3,376,691
Inacom Corp.*                                           114,510      4,100,889
Lernout & Hauspie Speech Products*                      109,960      7,009,950
N2K Inc.*                                                24,620        618,577
PC Connection Inc.*                                      46,935      1,017,903
QAD Inc.*                                               220,600      3,060,825
Renaissance Worldwide Inc.*                             198,780      3,565,616
Sapient Corp.*                                           66,560      3,286,400
Sipex Corp.*                                            126,280      2,509,815
Speedfam International Inc.*                            122,850      3,562,650
Tier Technologies Inc.*                                  78,920      1,588,265
Whittman Hart Inc.*                                     156,780      6,878,722
                                                                   -----------
                                                                    49,138,371
                                                                   -----------

ENERGY MINERALS -- 4.3%
-------------------------------------------------------------------------------
Forcenergy Inc.*                                        143,620      3,312,236
Key Energy Group Inc.*                                  156,400      2,922,725
Lomak Petroleum Inc.                                    239,230      3,304,365
Superior Energy Services Inc.*                           98,840      1,099,595
                                                                   -----------
                                                                    10,638,921
                                                                   -----------

FINANCE -- 11.0%
-------------------------------------------------------------------------------
Allied Group Inc.                                        91,575      2,735,803
Executive Risk Inc.                                      76,980      5,133,604
First Republic Bank of San Francisco*                    66,450      2,284,219
Litchfield Financial Corp.                               48,100      1,106,300
Medallion Financial Corp.                               127,800      3,818,025
Metris Companies Inc.*                                  106,800      6,054,225
Sirrom Capital Corp.                                    213,780      6,386,678
                                                                   -----------
                                                                    27,518,854
                                                                   -----------

HEALTH SERVICES/TECHNOLOGY -- 11.0%
-------------------------------------------------------------------------------
Concentra Managed Care Inc.*                            131,570      4,095,116
Henry Schein Inc.*                                       93,830      3,659,370
Human Genome Sciences Inc.*                             108,310      3,939,776
Parexel International Corp.*                            137,310      4,599,886
Renal Treatment Centers Inc.*                           186,058      6,163,171
Somas Medical Technologies*                             126,110      1,513,320
Viropharma Inc.*                                        169,700      3,690,975
                                                                   -----------
                                                                    27,661,614
                                                                   -----------

INDUSTRIAL SERVICES -- 2.3%
-------------------------------------------------------------------------------
American Disposal Services Inc.*                         77,550      3,109,270
Service Experts Inc.*                                    79,340      2,638,055
                                                                   -----------
                                                                     5,747,325
                                                                   -----------

PRODUCER MANUFACTURER -- 0.8%
-------------------------------------------------------------------------------
Simpson Manufacturing Inc.*                              49,400      2,056,275
                                                                   -----------

RETAIL -- 4.8%
-------------------------------------------------------------------------------
CD Now Inc.*                                             91,720      2,935,040
Men's Wearhouse Inc.*                                    83,090      3,500,166
Whole Foods Market Inc.*                                 90,350      5,590,406
                                                                   -----------
                                                                    12,025,612
                                                                   -----------

TRANSPORTATION -- 2.9%
--------------------------------------------------------------------------------
Eagle U.S.A. Airfreight Inc.*                           146,330      4,810,599
Hub Group Inc.*                                          92,550      2,441,006
                                                                   -----------
                                                                     7,251,605

TOTAL COMMON STOCKS                                                243,437,227
                                                                   -----------

ISSUER                                                               VALUE
-------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS -- 3.4%
-------------------------------------------------------------------------------
Sanwa Repurchase Agreement
   5.42% due 5/01/98 proceeds
   at maturity $ 8,616,033
   (collateralized by $10,037,000
   U.S. Treasury Strip zero coupon
   due 2/15/00)                                                   $  8,612,000
-------------------------------------------------------------------------------
Total Investments
   (Identified Cost
   $200,229,565)                                100.4%             252,049,227
Other Assets, Less Liabilities                   (0.4)              (1,058,464)
                                                -----             ------------
Net Assets                                      100.0%            $250,990,763
                                                =====             ============

* Non income producing securities

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $200,229,565)     $252,049,227
Cash                                                                         80
Interest receivable                                                       1,296
-------------------------------------------------------------------------------
   Total assets                                                     252,050,603
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                       810,000
Payable to affiliates-- Management fees (Note 2)                        153,818
Accrued expenses and other liabilities                                   96,022
-------------------------------------------------------------------------------
  Total liabilities                                                   1,059,840
-------------------------------------------------------------------------------
NET ASSETS                                                         $250,990,763
-------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $250,990,763
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                       $213,597
Interest income                                        225,187
-------------------------------------------------------------------------------
                                                                    $   438,784
-------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               848,002
Custody and Fund Accounting fees                       116,471
Auditing fees                                           11,850
Legal fees                                              11,692
Trustees fees                                            2,593
Miscellaneous                                            4,381
-------------------------------------------------------------------------------
  Total expenses                                                        994,989
-------------------------------------------------------------------------------
Net investment loss                                                    (556,205)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net change in unrealized appreciation of
  investments                                       43,376,257
Less unrealized appreciation from contributed
  assets (Note 1)                                   25,188,211
-------------------------------------------------------------------------------
Unrealized appreciation of investments                               18,188,046
Net realized gain from investment transactions                        6,779,213
-------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                  24,967,259
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $24,411,054
-------------------------------------------------------------------------------

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                              SIX MONTHS         TEN MONTHS
                                                 ENDED             ENDED             YEAR ENDED
                                            APRIL 30, 1998     OCTOBER 31, 1997     DECEMBER 31,
                                              (Unaudited)         (Note 1F)             1996
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)                 $   (556,205)      $  (139,259)        $    28,536
Net realized gain on investment transactions    6,779,213           785,204           1,063,995
Unrealized appreciation of investments         18,188,046         6,200,702           1,516,882
------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                              24,411,054         6,846,647           2,609,413
------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   221,191,652        18,404,723          45,631,942
Value of withdrawals                          (44,209,960)      (22,795,675)         (6,088,455)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                   176,981,692        (4,390,952)         39,543,487
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                   201,392,746         2,455,695          42,152,900
NET ASSETS:
Beginning of period                            49,598,017        47,142,322           4,989,422
------------------------------------------------------------------------------------------------
End of period                                $250,990,763       $49,598,017         $47,142,322
------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                     SIX MONTHS     TEN MONTHS                      JUNE 21, 1995
                                       ENDED           ENDED                        (COMMENCEMENT
                                      APRIL 30,     OCTOBER 31,     YEAR ENDED      OF OPERATIONS)
                                        1998            1997       DECEMBER 31,     TO DECEMBER 31,
                                     (Unaudited)      (Note 1F)        1996               1995
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                     $250,991         $49,598       $47,142            $4,989
Ratio of expenses to average
  net assets                             0.88%*          0.85%*        0.61%                0%
Ratio of net investment income
  (loss) to average net assets         (0.49)%*        (0.37)%*        0.15%             1.22%*
Portfolio turnover                         12%            108%           89%               41%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed
Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets           0.88%*          1.04%*        1.17%             2.50%*
Net investment loss to average
  net assets                           (0.49)%*        (0.56)%*      (0.41)%           (1.28)%*
----------------------------------------------------------------------------------------------------

* Annualized

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Growth Portfolio (the "Portfolio"), (formerly Small Cap Equity Portfolio), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $15,439,632, $38,272,468, $75,166,816 and $37,432,299 including $2,166,532, $5,841,516,
$11,815,501 and $5,364,662, respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex- dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. Change in Fiscal Year End During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

   G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolios' business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions. The management fees paid to Citibank, amounted to $848,002 for the six months ended April 30, 1998. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $27,493,879 and $51,945,025, respectively, for the six months ended April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $200,229,565
-------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 59,805,259
Gross unrealized depreciation                                        (7,985,597)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 51,819,662
-------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with the other CitiFunds entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1998, the commitment fee allocated to the Portfolio was $217. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Sub-Administrator and Distributor

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
          o  CitiFunds Growth & Income Portfolio
          o  CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
          o  CitiFunds Small Cap Growth Portfolio
          o  CitiFunds Small Cap Value Portfolio

             INTERNATIONAL STOCKS
          o  CitiFunds International Growth & Income Portfolio

             GROWTH WITH INCOME
          o  CitiFunds Balanced Portfolio

             BONDS
          o  CitiFunds Intermediate Income Portfolio
          o  CitiFunds Short-Term U.S. Government Income Portfolio
          o  CitiFunds New York Tax Free Income Portfolio
          o  CitiFunds National Tax Free Income Portfolio

             MONEY MARKETS
          o  CitiFunds Cash Reserves
          o  CitiFunds U.S. Treasury Reserves
          o  CitiFunds Tax Free Reserves
          o  CitiFunds New York Tax Free Reserves
          o  CitiFunds California Tax Free Reserves
          o  CitiFunds Connecticut Tax Free Reserves

          This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more information contact your Service Agent or call 1-800-625-4554

          CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp          [LOGO] Printed on recycled paper           CFS/SCG/498

                                             Semi-Annual Report o April 30, 1998

[LOGO]
                            Small Cap Value Portfolio

                                                                SMALL CAP STOCKS

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................

CITIFUNDS SMALL CAP VALUE PORTFOLIO

Statement of Assets and Liabilities                                            6
 ................................................................................
Statement of Operations                                                        7
 ................................................................................
Statement of Changes in Net Assets                                             8
 ................................................................................
Financial Highlights                                                           9
 ................................................................................
Notes to Financial Statements                                                 10
 ................................................................................

SMALL CAP VALUE PORTFOLIO

Portfolio of Investments                                                      13
 ................................................................................
Statement of Assets and Liabilities                                           15
 ................................................................................
Statement of Operations                                                       15
 ................................................................................
Statement of Changes in Net Assets                                            16
 ................................................................................
Financial Highlights                                                          16
 ................................................................................
Notes to Financial Statements                                                 17
 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

This semi-annual report covers the period from March 2, 1998, (Commencement of Operations) through April 30, 1998, for the CitiFundsSM Small Cap Value Portfolio. Inside, we discuss the market conditions faced by the Portfolio's subadviser, Franklin Advisory Services, Inc., the strategies it employed and its outlook for the future.

   Overall, the past several months were positive for small-capitalization stocks. After setbacks in the aftermath of the Asian financial crisis during the fourth quarter of 1997, small-cap stocks rebounded during the first four months of 1998. We are pleased to report that CitiFunds Small Cap Value Portfolio participated in a portion of this market sector's gains since it began operations on March 2, 1998.

   As you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the Fund.

   On behalf of the Board of Trustees, we want to thank you for your participation and confidence in the CitiFunds family of funds.

/s/ Philip W. Coolidge

    Philip W. Coolidge
    President
    May 16, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

Returns from small-capitalization stocks were mixed over the past several months, declining modestly in the final months of 1997 and rebounding sharply in the first four months of 1998. Although small-cap stocks produced positive returns, they continued to lag large-capitalization stocks as they have for the past several years.

   The relative underperformance of small-cap stocks is contrary to long-term historical trends, in which small-cap companies have significantly outperformed their larger counterparts. Why have the past few years been different? Investors have recently shown a preference for large, well-established companies with track records of consistent growth and ready liquidity in the financial markets.

   In this environment, the Portfolio found attractive investments in small companies. The Portfolio's subadviser identified these holdings using a highly disciplined, "bottom up" investment approach. As value investors, the subadviser's management team looks for small companies with bright prospects, but whose stocks are selling at valuations substantially lower than broader market averages. Such stocks may be companies whose potential has not yet been recognized by analysts and investors, or they may be relatively well-known companies experiencing temporary problems. The subadviser's strategy is to buy these stocks when they are believed to be inexpensively priced and hold them until their true values are reached.

   Unlike some stock funds, the Portfolio's managers do not attempt to achieve a predetermined balance among industries or market sectors within the portfolio. Instead, they look at individual companies one by one, buying those that meet their value criteria regardless of their industry affiliations. This approach sometimes leads to a relative concentration of assets in specific industries. Since inception, the Portfolio has held a number of stocks in the financial sector, which includes banks, thrifts, insurance companies and other financial services providers. The subadviser found attractive investments in the consumer durables market sector. They've also found inexpensively priced stocks in certain electronic technology companies.

   The subadviser believes that, overall, small-cap stocks are attractively valued by historical standards. While the longstanding rally of large-cap growth stocks has propelled them to the high end of their historic valuation range, small-cap stocks are near the low end of their range relative to large-cap stocks. In the subadviser's view, the valuation gap will narrow over time as small-cap stocks advance and potentially outperform large-cap stocks.

   Regardless of the future direction of the markets, however, the subadviser expects to continue to find attractively valued stocks of individual small-cap companies. Because the management team attempts to buy stocks when they are out of favor and sell them when their true values are reached, macroeconomic and market events have little bearing on their investment decisions. Indeed, the subadviser believes that the key to investment success is to find inexpensively priced stocks and hold them for the long term. The Portfolio's managers generally sell investments only when they have reached predetermined target prices. In our view, adopting a long-term perspective on carefully selected stocks may be an effective way to help build wealth and control risks over time.

FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER                     DIVIDENDS
Citibank, N.A.                         Paid semi-annually, if any

PORTFOLIO SUBADVISER                   CAPITAL GAINS
Franklin Advisory Services, Inc.       Distributed annually, if any

COMMENCEMENT OF OPERATIONS             BENCHMARKS
March 2, 1998                          o Lipper Small Cap Funds Average
                                       o Russell 2000(R) Value Index
NET ASSETS AS OF 4/30/98
$55.5 million

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 1998 (Unaudited)
COMPANY, INDUSTRY                                               % OF NET ASSETS

JLG Industries, Inc., Capital Goods                                       2.65%
--------------------------------------------------------------------------------
LTV Corp., Basic Industries                                               2.49%
--------------------------------------------------------------------------------
Standard Commercial Corp., Consumer Basics                                2.34%
--------------------------------------------------------------------------------
Komag, Inc., Technology                                                   2.07%
--------------------------------------------------------------------------------
United Industrial Corp., Capital Goods                                    2.04%
--------------------------------------------------------------------------------
Dimon Inc., Consumer Basics                                               1.96%
--------------------------------------------------------------------------------
Coachmen Industries, Inc., Consumer Durable Goods                         1.87%
--------------------------------------------------------------------------------
Beazer Homes USA Inc., Shelter                                            1.83%
--------------------------------------------------------------------------------
Ekco Group Inc., Consumer Basics                                          1.80%
--------------------------------------------------------------------------------
MMI Companies Inc., Consumer Basics                                       1.75%
--------------------------------------------------------------------------------



PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 1998 (Unaudited)

          Consumer                                        29%
          Basic Industries                                22%
          Capital Goods                                   15%
          Finance                                         12%
          Shelter                                          9%
          Technology                                       6%
          Energy/Utilities                                 2%
          Transportation                                   2%
          *Short Term                                      2%
          Corporate Bonds                                  1%


*Includes cash and net other assets.

FUND PERFORMANCE

TOTAL RETURNS

FOR THE PERIOD MARCH 2, 1998                                           SINCE
(COMMENCEMENT OF OPERATIONS)                                          3/2/98
TO APRIL 30, 1998 (Unaudited)                                       (INCEPTION)*
--------------------------------------------------------------------------------
CitiFunds Small Cap Value Portfolio                                    3.40%
Lipper Small Cap Funds Average                                         5.51%+
Russell 2000(R)Value Index                                             4.57%+

* Not Annualized
+ From 2/28/98

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $10,340 (as of 4/30/98). The graph shows how the Fund compares to its benchmarks over the same period.

                     CitiFunds Small      Lipper Small          Russell 2000
                        Cap Value          Cap Funds             Value Index
                        Portfolio           Average              (unmanaged)

      3/2/98           $10,000.00         $10,000.00            $10,000.00
     3/31/98            10,380.00          10,465.00             10,405.60
     4/30/98            10,340.00          10,550.81             10,456.59


The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflects voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------------------
ASSETS:
Investment in Small Cap Value Portfolio, at value (Note 1A)                     $54,198,928
Receivable for shares of beneficial interest sold                                 1,314,284
-------------------------------------------------------------------------------------------
  Total assets                                                                   55,513,212
-------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                                10,267
Payable to affiliates - Management fees (Note 2)                                     10,339
Accrued expenses and other liabilities                                               29,185
-------------------------------------------------------------------------------------------
  Total liabilities                                                                  49,791
-------------------------------------------------------------------------------------------
NET ASSETS for 5,364,158 shares of beneficial interest outstanding              $55,463,421
-------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                                 $54,308,031
Unrealized appreciation                                                           1,002,607
Accumulated net realized gain                                                       187,275
Undistributed net investment (loss)                                                 (34,492)
-------------------------------------------------------------------------------------------
  Total                                                                         $55,463,421
-------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE OF
BENEFICIAL INTEREST                                                                  $10.34
-------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Dividend Income from Small Cap Value Portfolio                 $   43,958
Interest Income from Small Cap Value Portfolio                     25,104
Allocated Expenses from Small Cap Value Portfolio                 (57,230)
------------------------------------------------------------------------------------------
                                                                                $   11,832
------------------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                           17,139
Distribution fees (Note 3)                                         17,139
Transfer agent fees                                                 9,000
Audit fees                                                          6,725
Shareholder reports                                                 5,011
Legal fees                                                          3,000
Custodian fees                                                      2,000
Registration fees                                                   1,579
Trustees fees                                                         870
Miscellaneous                                                       1,000
------------------------------------------------------------------------------------------
  Total expenses                                                   63,463
Less aggregate amount waived by the Manager (Note 2)              (17,139)
------------------------------------------------------------------------------------------
  Net expenses                                                                      46,324
------------------------------------------------------------------------------------------
Net investment (loss)                                                              (34,492)
------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
SMALL CAP VALUE PORTFOLIO:
Net realized gain                                                 187,275
Net change in unrealized appreciation                           1,002,607
------------------------------------------------------------------------------------------
  Net realized and unrealized gain from Small Cap Value Portfolio                1,189,882
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $1,155,390
------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment (loss)                                                           $   (34,492)
Net realized gain                                                                   187,275
Net change in unrealized appreciation                                             1,002,607
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              1,155,390
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                    --
Net realized gain                                                                        --
-------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                --
-------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
Net proceeds from sale of shares                                                 56,356,219
Net asset value of shares issued to shareholders from reinvestment
 of distributions                                                                        --
Cost of shares repurchased                                                       (2,048,188)
-------------------------------------------------------------------------------------------
Net increase in net assets from transactions in shares of beneficial interest    54,308,031
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                       55,463,421
-------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                                      --
-------------------------------------------------------------------------------------------
End of period (including undistributed net investment loss of $34,492)          $55,463,421
-------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                   $ 10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)                                            (0.006)
Net realized and unrealized gain (loss) on investments                   0.346
--------------------------------------------------------------------------------
    Total from operations                                                0.340
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                       --
Net realized gain on investments                                            --
--------------------------------------------------------------------------------
    Total distributions                                                     --
--------------------------------------------------------------------------------
Net Asset Value, end of period                                         $ 10.34
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $55,463
Ratio of expenses to average net assets (A)                              1.50%*
Ratio of net investment income (loss) to average net assets             (0.50%)*
Total return                                                             3.40%**
Note: If Agents of the Fund had not voluntarily waived a portion of their fees, the net investment income (loss) per share and the ratios would have been as follows:
Net investment (loss) per share                                        $(0.010)
Ratios:
Expenses to average net assets (A)                                       1.76%*
Net investment (loss) to average net assets                            (0.76)%*
--------------------------------------------------------------------------------
 *  Annualized
**  Not Annualized
(A) Includes the Fund's share of Small Cap Value Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Value Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Value Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Trust seeks to achieve the Fund's investment objective of long-term capital growth by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (22.3% at April 30, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. Other All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intentions to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. The management fee amounted to $17,139, all of which was voluntarily waived for the period March 2, 1998 (Commencement of Operations) to April 30, 1998.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $17,139 for the period March 2, 1998 (Commencement of Operations) to April 30, 1998.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the period aggregated $55,075,828 and $2,078,614, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                                FOR THE PERIOD
                                                                 MARCH 2, 1998
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                APRIL 30, 1998
                                                                  (Unaudited)
--------------------------------------------------------------------------------
Shares sold                                                        5,562,995
Shares repurchased                                                  (198,837)
--------------------------------------------------------------------------------
Net increase                                                       5,364,158
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         April 30, 1998
(Unaudited)

ISSUER                                                 SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.9%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 8.0%
-------------------------------------------------------------------------------
Atchison Casting Corp.*                                161,900     $  3,065,981
Carpenter Technology Corp.                              19,900        1,155,444
Giant Cement Holdings Inc.*                              7,900          223,175
Keystone Consolidated Industries Inc.*                 250,800        2,962,575
LTV Corp.                                              476,000        6,188,000
Oil-Dri Corp. of America                               205,600        3,276,750
Reliance Steel and Aluminum Co.                         58,800        2,374,050
Tuscarora Inc.                                          12,900          206,400
                                                                   ------------
                                                                     19,452,375
                                                                   ------------
CAPITAL GOODS -- 14.6%
-------------------------------------------------------------------------------
American Buildings Co.*                                 75,600        2,627,100
Astro-Med Inc.                                          44,500          322,625
Commercial Intertech Corp.                             155,900        3,361,594
D.R. Horton Inc.                                       188,300        3,471,781
ESCO Electronics Corp.*                                187,600        3,447,150
Global Industrial Technologies Inc.*                   215,800        3,870,912
JLG Industries Inc.                                    403,200        6,577,200
Perini Corp.*                                           62,900          625,069
Speedfam International Inc.*                            86,500        2,508,500
Ultrak Inc.*                                           354,700        3,547,000
United Industrial Corp.                                393,400        5,065,025
                                                                   ------------
                                                                     35,423,956
                                                                   ------------
CONSUMER BASICS -- 15.5%
-------------------------------------------------------------------------------
Cohr Inc.*                                             290,100        2,266,406
Dimon Inc.                                             332,900        4,868,663
Ekco Group Inc.*                                       611,100        4,468,669
MMI Companies Inc.                                     185,000        4,347,500
Matrix Pharmaceuticals, Inc.*                          382,800        1,722,600
Nash Finch Co.                                          95,000        1,864,375
Orthologic Corp.*                                      362,000        2,172,000
RLI Corp.                                               50,700        2,750,475
Schultz Sav-O Stores Inc.                              150,950        2,415,200
Schweitzer-Mauduit International Inc.                  110,300        3,667,475
Standard Commercial Corp.*                             438,400        5,808,800
ThermoTrex Corp.*                                       61,100        1,218,181
                                                                   ------------
                                                                     37,570,344
                                                                   ------------
CONSUMER DURABLE GOODS -- 6.0%
-------------------------------------------------------------------------------
Cavalier Homes Inc.                                    165,440        1,985,280
Coachmen Industries Inc.                               186,500        4,639,187
Flexsteel Industries Inc.                              127,700        1,779,819
Haskel International Inc.                              150,600        1,524,825
Myers Industries Inc.                                   35,000          870,625
Republic Automotive Parts Inc.*                         81,100        1,601,725
West Co. Inc.                                           76,600        2,365,025
                                                                   ------------
                                                                     14,766,486
                                                                   ------------
CONSUMER NON-DURABLES -- 3.8%
-------------------------------------------------------------------------------
Brookstone Inc.*                                       152,500        2,192,187
Haverty Furniture Companies Inc.                        58,600        1,296,525
Little Switzerland Inc.*                               300,000        2,400,000
Ridgeview Inc.                                          16,900          101,400
Syms Corp.*                                            218,700        3,239,494
                                                                   ------------
                                                                      9,229,606
                                                                   ------------
CONSUMER SERVICES -- 3.1%
-------------------------------------------------------------------------------
Aztar Corp.*                                           407,700        3,185,156
Cannondale Corp.*                                      266,400        4,229,100
                                                                   ------------
                                                                      7,414,256
                                                                   ------------
ENERGY -- 1.6%
-------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                   33,100        1,810,157
Nuevo Energy Co.                                        57,400        2,029,635
                                                                   ------------
                                                                      3,839,792
                                                                   ------------
FINANCE -- 13.4%
-------------------------------------------------------------------------------
Allied Life Financial Corp.                            119,600        2,870,400
Acceptance Insurance Co.                                25,800          588,562
BankAtlantic Bancorp Inc. Class A                       44,900          614,569
Centris Group Inc.                                     182,400        2,587,800
Downey Financial Corp.                                  97,674        3,388,067
FBL Financial Group Inc. Class A                        85,600        2,461,000
Farm Family Holdings Inc.*                              76,400        3,041,675
Flagstar Bancorp Inc.                                  138,200        3,878,238
GA Financial Inc.                                       86,400        1,706,400
Matrix Capital Corp.*                                  141,200        3,777,100
Ocwen Asset Investment Corp.                            92,800        1,705,200
Penn-America Group Inc.                                 26,800          552,750
Presidential Life Corp.                                 28,600          582,725
Professionals Insurance Company Management Group*       27,300        1,126,125
Seibels Bruce Group Inc.*                              343,400        2,747,200
Wilshire Financial Services Group Inc.*                 37,500          904,688
                                                                   ------------
                                                                     32,532,499
                                                                   ------------
GENERAL BUSINESS -- 1.7%
-------------------------------------------------------------------------------
Ennis Business Forms Inc.                              339,000        4,068,000
                                                                   ------------
MISCELLANEOUS -- 10.5%
-------------------------------------------------------------------------------
Aehr Test Systems*                                     294,700        1,805,036
Commonwealth Industries Inc.                           135,100        2,296,700
Duckwall-Alco Stores Inc.*                             133,500        2,436,375
Flowserve Corp.                                        119,300        3,564,088
Kevco Inc.*                                             70,900        1,648,425
Ladish Inc.*                                           207,000        3,208,500
Manchester Equipment Inc.*                             169,400          656,425
Rockshox Inc.                                          188,800        1,062,000
Rush Enterprises Inc.*                                  85,300        1,023,600
Spacehab Inc.*                                         233,000        2,592,125
Spectralink Corp.*                                     126,700          554,312
Symons International Group Inc.                         84,400        1,582,500
Tropical Sportswear International Corp.*               111,300        1,892,100
Unisource Worldwide Inc.                                88,500        1,122,844
                                                                   ------------
                                                                     25,445,030
                                                                   ------------
SHELTER -- 9.3%
-------------------------------------------------------------------------------
Ameron International Corp.                              42,600        2,625,225
Beazer Homes USA Inc.*                                 186,000        4,533,750
Butler Manufacturing Co.                                34,900        1,302,206
Engle Homes Inc.                                        33,300          511,988
Morgan Products Ltd.*                                  425,600        2,553,600
Patrick Industries Inc.                                131,500        2,104,000
Ryland Group Inc.                                      153,300        3,209,719
Southern Energy Homes Inc.*                            238,000        2,632,875
U.S. Home Corp.*                                        73,100        3,033,650
                                                                   ------------
                                                                     22,507,013
                                                                   ------------
TECHNOLOGY -- 5.7%
-------------------------------------------------------------------------------
Alliant Techsystems Inc.*                               42,000        2,685,375
Interlink Computer Sciences Inc.*                      176,600          916,112
Komag Inc.*                                            331,000        5,130,500
Radisys Corp.*                                           3,400           92,651
Read-Rite Corp.*                                       221,700        3,062,231
Trident Microsystems Inc.*                             254,300        1,946,984
                                                                   ------------
                                                                     13,833,853
                                                                   ------------
TRANSPORTATION -- 4.6%
-------------------------------------------------------------------------------
Fritz Companies Inc.*                                  243,900        3,567,038
Kenan Transport Co.                                     70,200        2,316,600
Motor Cargo Industries Inc.*                           253,000        3,162,500
Oshkosh Truck Corp. Class B                            115,000        2,256,875
                                                                   ------------
                                                                     11,303,013
                                                                   ------------
UTILITIES -- 0.1%
-------------------------------------------------------------------------------
NRG Generating (U.S.) Inc.*                             14,700          222,337
                                                                   ------------
TOTAL COMMON STOCKS                                                 237,608,560
                                                                   ------------
SHORT-TERM -- 4.3%
-------------------------------------------------------------------------------
State Street Bank Repurchase Agreement 5.00% due 05/01/98
   proceeds at maturity $10,414,446 (collateralized by
   $6,755,000 U.S. Treasury Bonds 11.25% due 2/15/15
   valued at $10,622,427)                                            10,413,000
                                                                   ------------
TOTAL INVESTMENTS
   (Identified Cost $210,661,984)                        102.2%     248,021,560
OTHER ASSETS, LESS LIABILITIES                            (2.2)      (5,457,170)
                                                         -----     ------------
NET ASSETS                                               100.0%    $242,564,390
                                                         =====     ============

* Non income producing securities.

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $210,661,984)      $248,021,560
Cash                                                                         555
Receivable for securities sold                                            96,797
Dividend and interest receivable                                         120,724
--------------------------------------------------------------------------------
 Total assets                                                        248,239,636
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      5,441,013
Payable to affiliates-- Management fees (Note 2)                         146,357
Accrued expenses and other liabilities                                    87,876
--------------------------------------------------------------------------------
 Total liabilities                                                     5,675,246
--------------------------------------------------------------------------------
NET ASSETS                                                          $242,564,390
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $242,564,390
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income                                            $   828,770
  Interest income                                                199,331
------------------------------------------------------------------------------------------
                                                                               $ 1,028,101
------------------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                         726,124
Custody and Fund Accounting fees                                 105,699
Audit fees                                                        13,650
Legal fees                                                         9,730
Trustees fees                                                      2,548
Miscellaneous                                                      3,916
-------------------------------------------------------------------------------------------
  Total expenses                                                                    861,667
-------------------------------------------------------------------------------------------
Net investment income                                                               166,434
-------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net change in unrealized appreciation of investments          37,359,576
Less realized appreciation from contributed assets            30,313,261
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                              7,046,315
Net realized gain from investment transactions                                    7,176,125
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                14,222,440
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $14,388,874
-------------------------------------------------------------------------------------------

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                              $    166,434
Net realized gain on investment transactions                          7,176,125
Net change in unrealized appreciation of investments                  7,046,315
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 14,388,874
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         403,785,426
Value of withdrawals                                               (175,609,910)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions                228,175,516
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                         242,564,390
NET ASSETS:
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period                                                      $242,564,390
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                              $242,564
Ratio of expenses to average net assets                                   0.89%*
Ratio of net investment income to average net assets                      0.17%*
Portfolio turnover                                                          12%
Average commission rate per share (A)                                   $0.0371
--------------------------------------------------------------------------------

(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged.
 *  Annualized

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Value Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997, the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $16,913,632, $42,092,855, $81,236,129 and
$40,503,947 including $2,712,350, $7,246,592, $14,228,135 and $6,126,184,
respectively of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Franklin Advisory Services, Inc. ("the Subadviser"). Citibank is a wholly owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, amounted to $193,543 for the period November 1, 1997 (Commencement of Operations) to April 30, 1998. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the Subadviser: 0.55% on first $250 million and 0.50% on remaining assets.

   The management fees paid to the Subadviser amounted to $532,581 for the period November 1, 1997 (Commencement of Operations) to April 30, 1998.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $70,683,982 and $23,879,792, respectively, for the period November 1, 1997 (Commencement of Operations) to April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                               $210,661,984
--------------------------------------------------------------------------------
Gross unrealized appreciation                                $ 46,745,403
Gross unrealized depreciation                                  (9,385,827)
--------------------------------------------------------------------------------
Net unrealized appreciation                                  $ 37,359,576
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with the other CitiFunds entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to April 30, 1998, the commitment fee allocated to the Portfolio was $110. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Sub-Administrator and Distributor

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
          o  CitiFunds Growth & Income Portfolio
          o  CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
          o  CitiFunds Small Cap Growth Portfolio
          o  CitiFunds Small Cap Value Portfolio

             INTERNATIONAL STOCKS
          o  CitiFunds International Growth & Income Portfolio

             GROWTH WITH INCOME
          o  CitiFunds Balanced Portfolio

             BONDS
          o  CitiFunds Intermediate Income Portfolio
          o  CitiFunds Short-Term U.S. Government Income Portfolio
          o  CitiFunds New York Tax Free Income Portfolio
          o  CitiFunds National Tax Free Income Portfolio

             MONEY MARKETS
          o  CitiFunds Cash Reserves
          o  CitiFunds U.S. Treasury Reserves
          o  CitiFunds Tax Free Reserves
          o  CitiFunds New York Tax Free Reserves
          o  CitiFunds California Tax Free Reserves
          o  CitiFunds Connecticut Tax Free Reserves

          This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more information contact your Service Agent or call 1-800-625-4554

          CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp          [LOGO] Printed on recycled paper           CFS/SCV/498

                                             Semi-Annual Report o April 30, 1998


[LOGO]

                            Growth & Income Portfolio

                                                                LARGE CAP STOCKS

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                    1
 ...............................................................................
Portfolio Environment and Outlook                                             2
 ...............................................................................
Fund Facts                                                                    3
 ...............................................................................
Portfolio Highlights                                                          4
 ...............................................................................
Fund Performance                                                              5
 ...............................................................................

CITIFUNDS GROWTH & INCOME PORTFOLIO

Statement of Assets and Liabilities                                           6
 ...............................................................................
Statement of Operations                                                       7
 ...............................................................................
Statement of Changes in Net Assets                                            8
 ...............................................................................
Financial Highlights                                                          9
 ...............................................................................
Notes to Financial Statements                                                10
 ...............................................................................

GROWTH & INCOME PORTFOLIO

Portfolio of Investments                                                     13
 ...............................................................................
Statement of Assets and Liabilities                                          15
 ...............................................................................
Statement of Operations                                                      15
 ...............................................................................
Statement of Changes in Net Assets                                           16
 ...............................................................................
Financial Highlights                                                         16
 ...............................................................................
Notes to Financial Statements                                                17
 ...............................................................................

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

This semi-annual report covers the period from March 2, 1998 (Commencement of Operations), through April 30, 1998, for the CitiFundsSM Growth & Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   Overall, the past several months were quite positive for established, large-capitalization stocks in the United States. Despite setbacks in the aftermath of the Asian financial crisis during the fourth quarter of 1997, U.S. stocks rebounded strongly in the first four months of 1998. We are pleased to report that CitiFunds Growth & Income Portfolio participated in a portion of this market sector's gains since its inception on March 2, 1998.

   As you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the Fund.

   On behalf of the Board of Trustees, we want to thank you for your participation and confidence in the CitiFunds family of funds.

/S/ Philip W. Coolidge

    Philip W. Coolidge
    President
    May 16, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

The Asian crisis created turmoil in the U.S. stock market during the last few months of 1997. Stock prices fell sharply when investors became concerned that Asia's financial problems would slow U.S. economic growth. Reduced demand for goods imported from the U.S., together with the beneficial effects of currency devaluations on Asian exports, were expected to erode sales and profits for many large U.S. companies, especially those with significant exposure to Asian markets.

   As of April 30, 1998, this scenario has not yet materialized. U.S. economic growth remained strong during the first four months of 1998, and investors seemed to disregard their earlier concerns about the Asian crisis. U.S. stocks resumed their longstanding rally between January and April, driven higher by undiminished demand for financial assets from individuals, institutions and retirement plans. Low interest rates and low inflation attracted investments from bonds and money market funds to stocks and equity mutual funds.

   More specifically, large-capitalization stocks continued to lead the U.S. market's advance over the past six months, as they have for the past several years. Investors have preferred large growth companies because of the ready liquidity of their shares, as well as these companies' demonstrated ability to grow earnings consistently.

   The Growth & Income Portfolio maintained its value-oriented approach in this environment, focusing on large, established companies. Our highly disciplined investment approach seeks companies priced below the discounted value of their future cash flows. As value managers, we look for companies with good longer term prospects, but whose stocks are selling at valuations substantially lower than broader market averages. Such stocks may be companies whose potential has not yet been recognized by analysts and investors; they may be relatively well known companies experiencing temporary problems; or they may be in an industry that is subject to temporarily unfavorable economic conditions. Our strategy is to buy these stocks when they are inexpensively priced and hold them until their true values are reached.

   The Portfolio particularly benefitted since inception from its holdings in certain sectors of the stock market. For example, financial companies such as asset management and brokerage firms profited from heightened investment activity, a product of the healthy U.S. economy. Similarly, some automobile component manufacturers performed well as investors finally recognized, as we did earlier, that Wall Street analysts had underestimated their earnings.

   Since the Portfolio began operations, we have found attractive values in certain oil services and drilling companies, whose stock prices have languished because of the low current price of oil. We've also found good values in the stocks of certain paper companies, which we believe were unduly punished by investors last year because of concern about the Asian slow-down's effect on the worldwide economy.

   The Portfolio has tended to avoid stocks in the consumer staples sector of the stock market, which includes companies that manufacture and sell food, beverages, household items and personal hygiene products. Many of the growth companies in this area are well managed and profitable, and they have led the market's advance. However, their recent performance has increased their valuations to a level that we regard as too expensive.

   In our view, maintaining a value-oriented discipline does more than help us find potentially profitable investments. We believe that the value approach also helps us manage the risks of the U.S. stock market. In addition, we manage risks through diversification. On average, the Portfolio contains between 50 and 60 stocks representing a wide variety of industries.

   Looking forward, we expect the U.S. economy to remain sound, if not vibrant. Moderate economic growth and low inflation should persist as long as the underlying fundamentals remain in place. We expect long-term interest rates to decline modestly in this environment, further reducing many companies' borrowing costs.

   However, we are cautious with regard to the sustainability of the stock market's rally. Because corporate earnings are growing more slowly at the same time that valuations are rising, we do not expect the U.S. stock market to repeat its stellar performance of the last few years. Rather, we expect the domestic market to consolidate its gains. In fact, we would not be surprised to see temporary corrections over the next several months in those stocks and market sectors that have advanced most. We believe that our focus on attractively valued, dividend-paying stocks will help us cushion the effects of a temporary market decline.

   We are more optimistic over the longer term. The influences that may slow the growth of corporate earnings in 1998 are probably temporary, and growth should re-accelerate early next year. In our view, investors with a long-term perspective will continue to enjoy the rewards provided by U.S. stocks.


FUND FACTS

FUND OBJECTIVE
Long-term capital growth and current income.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid quarterly, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
March 2, 1998                            Distributed annually, if any

NET ASSETS AS OF 4/30/98                 BENCHMARKS
$77.7 million                            o Standard & Poor's Barra Value Index
                                         o Lipper Growth & Income
                                           Funds Average

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 1998 (UNAUDITED)

COMPANY, INDUSTRY                                                % OF PORTFOLIO

McDonald's Corp., Consumer Services                                  3.60%
 ...............................................................................
Chase Manhattan Bank Corp., Finance                                  3.42%
 ...............................................................................
American Telephone & Telegraph Corp., Utilities                      3.10%
 ...............................................................................
Lehman Brothers Holdings Inc., Finance                               2.88%
 ...............................................................................
Nationsbank Corp., Finance                                           2.88%
 ...............................................................................
Exxon Corp., Energy                                                  2.67%
 ...............................................................................
Royal Dutch Petroleum Corp., Energy                                  2.66%
 ...............................................................................
Everest Reinsurance Holdings, Finance                                2.62%
 ...............................................................................
J.P. Morgan & Co. Inc., Finance                                      2.61%
 ...............................................................................
E I du Pont de Nemours & Co., Basic Industries                       2.59%
 ...............................................................................

PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 1998 (Unaudited)

          Financial                                            24%
          Utilities                                            12%
          Energy                                               11%
          Consumer                                             10%
          Basic Industries                                     10%
          Technology                                           10%
          Short Term                                            5%
          Healthcare Services                                   4%
          Retail                                                4%
          Capital Goods                                         4%
          Transportation                                        1%
          Industrial Services                                   1%

*Includes cash and net other assets.

FUND PERFORMANCE

TOTAL RETURNS

FOR THE PERIOD MARCH 2, 1998                                          SINCE
(COMMENCEMENT OF OPERATIONS)                                          3/2/98
TO APRIL 30, 1998 (Unaudited)                                       (INCEPTION)*
--------------------------------------------------------------------------------
CitiFunds Growth & Income Portfolio                                    5.10%
Lipper Growth & Income Funds Average                                   5.13%+
S&P Barra Value Index                                                  6.31%+

* Not Annualized
+ From 2/28/98

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $10,510 (as of 4/30/98). The graph shows how the Fund compares to its benchmarks over the same period.

                        CitiFunds       Lipper Growth &        S&P 500 Barra
                     Growth & Income     Income Funds           Value Index
                        Portfolio           Average             (unmanaged)

      3/2/98           $10,000.00         $10,000.00            $10,000.00
     3/31/98            10,480.00          10,441.00             10,507.00
     4/30/98            10,510.00          10,513.04             10,630.98

The graph assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in Growth & Income Portfolio, at value (Note 1A)          $75,347,714
Receivable for shares of beneficial interest sold                      2,588,143
--------------------------------------------------------------------------------
  Total assets                                                        77,935,857
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    211,099
Payable to affiliates--Management fees (Note 2)                            9,667
Accrued expenses and other liabilities                                    38,273
--------------------------------------------------------------------------------
  Total liabilities                                                      259,039
--------------------------------------------------------------------------------
NET ASSETS for 7,393,773 shares of beneficial interest
  outstanding                                                        $77,676,818
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                      $75,434,735
Unrealized appreciation                                                1,921,712
Accumulated net realized gain                                            253,020
Undistributed net investment income                                       67,351
--------------------------------------------------------------------------------
 Total                                                               $77,676,818
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
PER SHARE OF BENEFICIAL INTEREST                                          $10.51
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998
  (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Dividend Income from Growth & Income Portfolio        $119,866
Interest Income from Growth & Income Portfolio          67,988
Allocated Expenses from Growth & Income Portfolio     (62,566)
--------------------------------------------------------------------------------
                                                                       $125,288
--------------------------------------------------------------------------------
EXPENSES:
Distribution fees (Note 3)                              24,167
Printing fees                                           13,669
Management fees (Note 2)                                 9,667
Audit fees                                               5,200
Custody and Fund Accounting fees                         2,000
Legal fees                                               1,500
Trustees fees                                              734
Miscellaneous fees                                       1,000
--------------------------------------------------------------------------------
  Total expenses                                                         57,937
--------------------------------------------------------------------------------
Net investment income                                                    67,351
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  GROWTH & INCOME PORTFOLIO:
Net realized gain                                      253,020
Net change in unrealized appreciation                1,921,712
--------------------------------------------------------------------------------
 Net realized and unrealized gain from
    Growth & Income Portfolio                                         2,174,732
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,242,083
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998
  (Unaudited)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                               $    67,351
Net realized gain                                                       253,020
Net change in unrealized appreciation                                 1,921,712
-------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                                     2,242,083
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (NOTE 5):
Net proceeds from sale of shares                                     79,388,258
Net asset value of shares issued to shareholders
  from reinvestment of distributions                                     --
Cost of shares repurchased                                           (3,953,523)
-------------------------------------------------------------------------------
Net increase in net assets
  from transactions in shares of
  beneficial interest                                                75,434,735
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                           77,676,818
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                      --
-------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $67,351)                                 $77,676,818
-------------------------------------------------------------------------------
See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998
  (Unaudited)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                            $ 10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)                                      0.009
Net realized and unrealized gain (loss) on investments            0.501
--------------------------------------------------------------------------------
  Total from operations                                           0.510
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                               --
Net realized gain on investments                                    --
--------------------------------------------------------------------------------
 Total distributions                                                --
--------------------------------------------------------------------------------
Net Asset Value, end of period                                  $ 10.51

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                       $77,677
Ratio of expenses to average net assets (A)                        1.30%*
Ratio of net investment income to average net assets               0.73%*
Total return                                                      5.10%

Note: If Agents of the Fund and Agents of Growth & Income Portfolio for the periods indicated had not voluntarily waived a portion of their fees, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income per share                                 $ 0.001
RATIOS:
Expenses to average net assets (A)                                 2.00%*
Net investment income (loss) to average net assets                 0.03%*
--------------------------------------------------------------------------------
  * Annualized.
(A) Includes the Fund's share of Growth & Income Portfolio allocated expenses for the periods indicated.
  + Not Annualized.

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Growth & Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Fund commenced operations on March 2, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Growth & Income Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.
   The Trust seeks to achieve the Fund's investment objective of long-term capital growth and current income by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (approximately 99.9% at April 30, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. Other All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intentions to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.10% of the Fund's average daily net assets. The management fee amounted to $9,667 for the period March 2, 1998 (Commencement of Operations) to April 30, 1998.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $24,167 for the period March 2, 1998 (Commencement of Operations) to April 30, 1998.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the period aggregated $73,466,368 and $418,674, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

FOR THE PERIOD MARCH 2, 1998, (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
Shares sold                                                 7,773,053
Shares issued to shareholders from reinvestment of
  distributions                                                 --
Shares repurchased                                           (379,280)
--------------------------------------------------------------------------------
  Net increase                                              7,393,773
--------------------------------------------------------------------------------

Growth & Income Portfolio
PORTFOLIO OF INVESTMENTS April 30, 1998
(Unaudited)

ISSUER                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.3%
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- 10.2%
--------------------------------------------------------------------------------
Barrick Gold Corp.                                      47,400     $ 1,063,537
Crown Cork & Seal Inc.                                  15,500         806,969
EI du Pont de Nemours & Co.                             47,400       1,951,375
Martin Marietta Materials Inc.                          31,600       1,483,225
Mead Corp.                                              33,600       1,163,400
Weyerhauser Co.                                         21,100       1,215,888
                                                                   -----------
                                                                     7,684,394
                                                                   -----------
CAPITAL GOODS -- 4.0%
--------------------------------------------------------------------------------
Deere & Co.                                             28,400       1,659,625
Parker Hannifin Corp.                                   29,600       1,320,900
                                                                   -----------
                                                                     2,980,525
                                                                   -----------

CONSUMER DURABLE -- 5.1%
--------------------------------------------------------------------------------
Goodyear Tire & Rubber                                  26,800       1,876,000
Lucasvarity PLC                                         24,425       1,099,125
Meritor Automotive Inc.                                 33,300         859,556
                                                                   -----------
                                                                     3,834,681
                                                                   -----------

CONSUMER SERVICES -- 4.6%
--------------------------------------------------------------------------------
McDonalds Corp.                                         43,800       2,710,125
Tricon Global
   Restaurants Inc.*                                    24,700         784,225
                                                                   -----------
                                                                     3,494,350
                                                                   -----------

ENERGY -- 17.1%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                      18,800       1,081,000
Burlington Resources Inc.                               37,300       1,753,100
Diamond Offshore Drilling Inc.                          14,500         734,063
Exxon Corp.                                             27,600       2,013,075
Halliburton Co.                                         30,200       1,661,000
Mobil Corp.                                             24,700       1,951,300
Royal Dutch Petroleum Corp.                             35,400       2,002,312
Santa Fe International Corp.                            43,700       1,712,494
                                                                   -----------
                                                                    12,908,344
                                                                   -----------

FINANCE -- 24.4%
--------------------------------------------------------------------------------
Bankers Trust Corp.                                     10,100       1,304,162
Chase Manhattan Bank Corp.                              18,600       2,577,263
Everest Reinsurance Holdings                            47,800       1,971,750
Franklin Resources Inc.                                 18,300         979,050
J.P. Morgan & Co. Inc.                                  15,000       1,968,750
Lehman Brothers Holdings Inc.                           30,500       2,167,406
Nationsbank Corp.                                       28,600       2,166,450
Safeco Corp.                                            32,100       1,602,994
Travelers Group Inc.                                    21,000       1,284,938
Washington Mutual Inc.                                  14,600       1,022,912
Wells Fargo                                              3,700       1,363,450
                                                                   -----------
                                                                    18,409,125
                                                                   -----------

HEALTHCARE SERVICES -- 4.5%
--------------------------------------------------------------------------------
American Home Products Corp.                            15,500       1,443,438
Oxford Health Plans*                                    48,300         827,137
Wellpoint Health Networks Inc.*                         15,500       1,117,938
                                                                   -----------
                                                                     3,388,513
                                                                   -----------

INDUSTRIAL SERVICES -- 1.1%
--------------------------------------------------------------------------------
U.S.A. Waste Services Inc.                              17,300         848,781
                                                                   -----------

RETAIL -- 3.7%
--------------------------------------------------------------------------------
Federated Department Stores Inc.*                       13,800         678,787
Premark International Inc.                              14,600         487,275
Sears Roebuck & Co.                                     15,700         931,206
Toys "R" Us Inc.*                                       25,900         713,869
                                                                   -----------
                                                                     2,811,137
                                                                   -----------

TECHNOLOGY -- 7.6%
--------------------------------------------------------------------------------
Compaq Computer Corp.                                   25,900         726,819
Hewlett Packard Co.                                     10,000         753,125
International Business Machines                          3,100         359,212
Intel Corp.                                              9,900         800,044
Raytheon Corp.                                          29,500       1,672,281
Sun Microsystems Inc.                                   34,200       1,408,613
                                                                   -----------
                                                                     5,720,094
                                                                   -----------

TRANSPORTATION -- 1.2%
--------------------------------------------------------------------------------
Union Pacific Corp.                                     16,500         903,375
                                                                   -----------

UTILITIES -- 11.8%
--------------------------------------------------------------------------------
American Electric Power Inc.                            17,300         826,075
American Telephone & Telegraph Corp.                    38,900       2,336,431
Bell Atlantic Corp.                                     18,700       1,749,619
Bellsouth Corp.                                         21,000       1,347,937
Cinergy Corp.                                           26,600         927,675
Entergy Corp.                                           30,300         753,713
Houston Industries Inc.                                 32,200         935,812
                                                                   -----------
                                                                     8,877,262
                                                                   -----------
TOTAL COMMON STOCKS                                                 71,860,581
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS -- 4.6%
--------------------------------------------------------------------------------

Sanwa Repurchase Agreement 5.43% due 5/01/98
  proceeds at maturity $3,461,522
  (collateralized by $3,409,000 U.S. Treasury
  Note, 6.50% due 8/01/01, valued
  at $3,533,086)                                                     3,461,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Identified Cost $73,399,869)                          99.9%     75,321,581

OTHER ASSETS,
   LESS LIABILITIES                                        0.1          26,233
                                                         -----     -----------
NET ASSETS                                               100.0%    $75,347,814
                                                         =====     ===========
* Non income producing securities

See notes to financial statements

GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $73,399,869)       $75,321,581
Cash                                                                        920
Dividends and interest receivable                                        87,879
--------------------------------------------------------------------------------
 Total assets                                                        75,410,380
--------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses and other liabilities                                   62,566
--------------------------------------------------------------------------------
NET ASSETS                                                          $75,347,814
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $75,347,814
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998
  (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                       $119,866
Interest income                                         67,988
--------------------------------------------------------------------------------
  Total investment income                                             $ 187,854
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                58,492
Custody and Fund Accounting fees                        41,178
Audit fees                                              13,750
Legal fees                                               5,000
Trustees fees                                            1,333
Miscellaneous                                            1,305
--------------------------------------------------------------------------------
  Total expenses                                       121,058
Less aggregate amounts waived by Investment Adviser    (58,492)
--------------------------------------------------------------------------------
 Net expense                                                             62,566
--------------------------------------------------------------------------------
Net investment income                                                   125,288
--------------------------------------------------------------------------------
Net realized gain from investment transaction          253,020
Net change in unrealized appreciation of investment  1,921,712
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investment                    2,174,732
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,300,020
--------------------------------------------------------------------------------

See notes to financial statements

GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998
  (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                       $   125,288
Net realized gain on investment transactions                    253,020
Net change in unrealized appreciation of investments          1,921,712
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations          2,300,020
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                  73,466,468
Value of withdrawals                                           (418,674)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions         73,047,794
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                  75,347,814
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               --
--------------------------------------------------------------------------------
End of period                                               $75,347,814
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998
  (Unaudited)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                               $75,348
Ratio of expenses to average net assets                                   0.75%*
Ratio of net investment income to average net assets                      1.50%*
Portfolio turnover                                                           8%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                                            1.45%*
Net investment income to average net assets                               0.80%*
--------------------------------------------------------------------------------

* Annualized

See notes to financial statements

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Growth & Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on March 2, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, amounted to $58,492, all of which was voluntarily waived for the period March 2, 1998 (Commencement of Operations) to April 30, 1998. The management fees are computed at the annual rate of 0.70% of the Portfolio's average daily net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $74,350,203 and $4,664,354, respectively, for the period March 2, 1998 (Commencement of Operations) to April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                            $73,399,869
--------------------------------------------------------------------------------
Gross unrealized appreciation                             $ 2,812,280
Gross unrealized depreciation                                (890,568)
--------------------------------------------------------------------------------
Net unrealized appreciation                               $ 1,921,712
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period March 2, 1998 (Commencement of Operations) to April 30, 1998, no commitment fee was allocated to the Portfolio. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Sub-Administrator and Distributor

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street,
New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
          o  CitiFunds Growth & Income Portfolio
          o  CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
          o  CitiFunds Small Cap Growth Portfolio
          o  CitiFunds Small Cap Value Portfolio

             INTERNATIONAL STOCKS
          o  CitiFunds International Growth & Income Portfolio

             GROWTH WITH INCOME
          o  CitiFunds Balanced Portfolio

             BONDS
          o  CitiFunds Intermediate Income Portfolio
          o  CitiFunds Short-Term U.S. Government Income Portfolio
          o  CitiFunds New York Tax Free Income Portfolio
          o  CitiFunds National Tax Free Income Portfolio

             MONEY MARKETS
          o  CitiFunds Cash Reserves
          o  CitiFunds U.S. Treasury Reserves
          o  CitiFunds Tax Free Reserves
          o  CitiFunds New York Tax Free Reserves
          o  CitiFunds California Tax Free Reserves
          o  CitiFunds Connecticut Tax Free Reserves

          This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more information contact your Service Agent or call 1-800-625-4554

          CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp          [LOGO] Printed on recycled paper            CFS/GI/498